UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01597

STEWARD FUNDS, INC.

(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250, HOUSTON, TX	77042
(Address of principal executive offices)	(Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OH	43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30

Date of reporting period: October 31, 2012

Item 1. Reports to Stockholders.

October 31, 2012

STEWARD Mutual Funds

STEWARD FUNDS

Managing Wealth, Protecting Values

SEMI-ANNUAL REPORT (UNAUDITED)

Semi-Annual Report
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
Steward Global Equity Income Fund
October 31, 2012

Dear Shareholder:

We are pleased to present the Steward Funds Semi-Annual Report for the period ending October 31, 2012. The Semi-Annual Report includes commentary on the Funds’ screening process, as well as performance reviews and current strategy from the portfolio managers.

Steward Funds Offer Diversification to Your Portfolio

The asset allocation decision is one of the most important decisions an investor will make and the Steward Funds make it possible to achieve a diverse asset allocation for your investment portfolio. The Funds offer fixed income, large-cap equity, small/mid-cap equity, international equity and global equity income for your investing solutions.

What are the Steward Funds’ Faith-Based Screens?

Did you know faith-based screens are applied to all of the investments within the Steward Funds family? The Steward Funds seek to avoid investment in pornography and abortion, as well as companies that are substantial producers of alcohol, gambling and tobacco. The Funds’ screening resource firm, CFS Consulting Services, LLC, has extensive expertise in the faith-based investing business and brings a wealth of knowledge of screening for Christian-based investors.

The following details each of the Fund’s annual performance and strategies.

STEWARD LARGE CAP ENHANCED INDEX FUND

Fund Performance

For the six month period ending October 31, 2012, the Steward Large Cap Enhanced Index Fund returned 1.02% for the Individual class shares and 1.20% for the Institutional class shares. The return for the S&P 500 for the same period was 2.16%. The S&P Pure index component returns were: -2.04% for the S&P 500 Pure Growth and 5.05% for the S&P 500 Pure Value index.

Factors Affecting Performance

At October 31, 2012, the Fund’s multi-index structure was allocated to the S&P 500, S&P 500 Pure Growth and S&P 500 Pure Value at 60%, 20% and 20% respectively. The Fund has maintained this allocation for the entire six month period. The equity market was primarily driven by government intervention in the financial markets with the Federal Reserve implementing QE3 (Quantitative Easing 3). This program buys $40 billion worth of mortgage bonds per month with no set termination date. Across the pond, the European Central Bank has also introduced a new bond buying program that provides for unlimited purchases of one to three year sovereign debt in the secondary market. The announcement of these programs triggered a sharp rise in equity valuations during the month of September. Growth and value style momentum experienced some volatility as the equity market looked forward to U.S. election results in November.

The more style focused S&P 500 Pure Growth and S&P 500 Pure Value indices when combined have slightly underperformed their non-pure counterparts over the period contributing to the Fund’s lower relative return. The higher weighted style focused companies such as Monster Beverage Corp. (-31.31%) and Chipotle Mexican Grill, Inc. (-38.54%) were the most significant factors.

Performance of the Fund can also be affected by faith-based investment policies which avoid investments in pornography and abortion, as well as companies that are substantial producers of alcohol, tobacco products and gambling. For the six month period ending October 31, 2012, the faith-based investment policies had a net negative performance impact on the Fund. Companies such as Merck & Co., Inc. (abortion/life ethics) and Comcast Corp. (pornography) substantially outperformed the benchmark with returns of +18.66% and +24.86% respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy is to provide effective diversified large cap equity exposure while adhering to faith-based investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between growth and value style securities. This is accomplished by utilizing three subcomponents that represent an appropriate large cap pure growth, large cap pure value and large cap blend benchmark. The Fund will generally not attempt to allocate preferences in one industry over another or in one security over another versus its subcomponent benchmark allocations except to comply with its faith-based investment policies.

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

Fund Performance

For the six month period ending October 31, 2012, the Steward Small Mid-Cap Enhanced Index Fund returned -0.20% for the Individual class shares and -0.07% for the Institutional class shares. The return for the S&P 1000 for the same period was 0.16%. The S&P Pure index component returns were: -0.92% for the S&P 1000 Pure Growth and 0.75% for the S&P 1000 Pure Value index.

Factors Affecting Performance

At October 31, 2012, the Fund’s multi-index structure was allocated to the S&P 1000, S&P 1000 Pure Growth and S&P 1000 Pure Value at 60%, 20% and 20% respectively. The Fund has maintained this allocation for the entire six month period. The equity market was primarily driven by government intervention in the financial markets with the Federal Reserve implementing QE3. This program buys $40 billion worth of mortgage bonds per month with no set termination date. Across the pond, the European Central Bank has also introduced a new bond buying program that provides for unlimited purchases of one to three year sovereign debt in the secondary market. The announcement of these programs triggered a sharp rise in equity valuations during the month of September. Growth and value style momentum experienced some volatility as the equity market looked forward to U.S. election results in November.

The more style focused S&P 1000 Pure Growth and S&P 1000 Pure Value indices when combined, slightly underperformed their non-pure counterparts over the period contributing negatively to the Fund’s relative return. The higher weighted style focused companies such as VOXX International Corp. (-50.99%) and ITT Educational Services, Inc. (-67.45%) were the primary factors.

Performance of the Fund can also be affected by faith-based investment policies which avoid investments in pornography and abortion, as well as companies that are substantial producers of alcohol, tobacco products and gambling. For the six month period ending October 31, 2012, the faith-based investment policies had a positive performance impact on the Fund. Companies such as WMS Industries Inc. (gambling) and Take-Two Interactive Software, Inc. (pornography) underperformed the benchmark with returns of -32.97% and -20.95% respectively.

Compensating for a specific industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy is to provide effective diversified small-mid cap equity exposure while adhering to faith-based investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between growth and value style securities. This is accomplished by utilizing three subcomponents that represent an appropriate small-mid cap pure growth, small-mid cap pure value and small-mid cap blend benchmark. The Fund will generally not attempt to allocate preferences in one industry over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD INTERNATIONAL ENHANCED INDEX FUND

Fund Performance

For the six month period ending October 31, 2012, the Steward International Enhanced Index Fund returned -0.11% for the Individual class shares and 0.07% for the Institutional class shares. The return for the S&P ADR Index was 2.60%. To represent the emerging markets component, the BLDRS Emerging Markets 50 ADR Index Fund returned -4.07% for the same time period.

Factors Affecting Performance

At October 31, 2012, the Fund’s duel-index structure was allocated to the S&P ADR Index and BLDRS Emerging Markets 50 ADR Index Fund at 80% and 20% respectively representing a tilt towards emerging markets. This allocation was in effect for the entire six month period. The continuing fiscal issues facing the Euro-zone countries which include the funding of the European Financial Stability Facility as well as the eventual recapitalization of the affected banks remain significant obstacles to economic growth. The European Central Bank introduced a new bond buying program in September that provides for unlimited purchases of one to three year sovereign debt in the secondary market. Equity markets responded sharply higher after the announcement as investors view this as a positive step. Slower current economic growth prospects facing the emerging market economies, particularly China, has impaired relative performance during the period.

Performance of the Fund can also be affected by the addition of faith-based investment policies which avoids investments in pornography and abortion, as well as companies that are substantial producers of alcohol, tobacco products and gambling. For the six month period ending October 31, 2012, the faith-based investment policies had a net negative performance impact on the Fund. Companies such as Sanofi (abortion/life ethics) and Novartis AG (abortion/life ethics) substantially outperformed the benchmark with returns of +20.19% and +9.59% respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy is to provide effective diversified international equity exposure while adhering to faith-based investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between the developed and emerging market equity classes. This is accomplished by utilizing two subcomponents that represent an appropriate developed market and emerging market benchmark. The Fund will generally not attempt to allocate preferences in one country over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD SELECT BOND FUND

Market Overview

Uncertainty from Europe, Asia and the U.S. continue to worry businesses and investors and has helped keep interest rates at historically low levels. Economic growth in Asia has slowed from its torrid pace of a few years ago while Europe is experiencing negative GDP growth prompting riots in the streets. The uncertainty of the U.S. election is now gone, but the fiscal cliff looms with hard choices. With this backdrop, the Fed has announced yet another round of quantitative easing. “Operation Twist” is scheduled to expire at the end of this year, but many think it will be extended or the quantitative easing will be increased to offset its expiration. The Fed has indicated that they will keep interest rates low until at least 2015. Inflation remains benign at this time and with low global demand and high unemployment in the U.S., inflation is unlikely to increase in the near term.

What does all this mean? The economy in the U.S. will probably grow slowly for the next two years which should be positive for employment and housing. The fiscal cliff will be addressed but, because the choices are difficult, Congress will probably enact a partial solution to push it further into the future. Rates should remain low and the U.S. will remain a safe haven.

Fund Performance

For the six months ending October 31, 2012, the Steward Select Bond Fund returned 2.41% for the Institutional class shares and 2.22% for the Individual class chares. For comparison purposes, the Barclays Intermediate Aggregate Bond Index returned 1.92% for the same period.

The benchmark for the Steward Select Bond Fund has been changed from the Barclays Intermediate Aggregate Bond Index to the Barclays Government Credit Index. This change provides a wider range of maturities for the Fund. It also takes away the mortgage segment that was in the intermediate aggregate index but is not present in the government credit index. The longer maturities in the government credit index allow the Fund to generate a greater income return in the current low rate environment while maintaining high quality bonds in the portfolio.

Portfolio Positioning

We will continue to overweight corporates and underweight U.S. Treasuries in the Steward Select Bond Fund. This weighting has penalized total return versus the benchmark but the fund provides a higher current income than the benchmark. We are also duration neutral versus the benchmark due to our belief that rates will remain about the same for at least a year and probably longer. This duration will allow the fund to generate a better overall income return for the shareholder. We do believe that corporates will eventually outperform U.S. Treasuries with rates as low as they are. The uncertain environment and turmoil in

Europe continues to force a flight to quality that has benefitted U.S. Treasuries over any other fixed income sector even with the very low rates that U.S. Treasuries currently pay. The higher coupons of corporate bonds should overcome the fear in investors at some time in the near future.

Current Strategy

We intend to maintain our strategic direction which includes utilizing an over allocation to corporate bonds. Higher coupons and yields provide elevated long term returns compared to the Treasury market over the same period. In addition, the Fund intends to maintain duration equal to or longer than the benchmark. We believe it is unlikely that rates will decline to any degree in the near term. The spread between governments and corporates will continue to fluctuate, but the temporary advantage that governments have will slowly erode as the higher rates earned by the corporate bonds held in the Fund play a strong role in the overall value and performance.

STEWARD GLOBAL EQUITY INCOME FUND

Fund Performance

For the six month period ending October 31, 2012, the Steward Global Equity Income Fund returned -1.70% for the Individual class shares and -1.53% for the Institutional Class shares. The return for the benchmark S&P 500 for the same period was 2.16%. The return for the global market as represented by the S&P Global 1200 index was 2.23%. The dividend yield on the portfolio as of October 31, 2012 was 3.74%.

Factors Affecting Performance

For the six month period ending October 31, 2012 the equity markets experienced volatility ending with a moderate increase in valuations overall. Valuations were primarily driven by government intervention in the financial markets with the Federal Reserve implementing QE3. This program buys $40 billion worth of mortgage bonds per month with no set termination date. Across the pond, the European Central Bank has introduced a new bond buying program that provides for unlimited purchases of one to three year sovereign debt in the secondary market. The announcement of these programs triggered a rise in equity valuations offsetting losses from earlier in the period.

The Fund’s dividend strategy experienced some relative weakness during this period as the U.S. approaches its fiscal cliff with uncertainty regarding tax rates of dividend income. Positive areas included the Fund’s largest holding Mattel, Inc. (+11.52%) which reported income up 22% in the third quarter topping Wall Street expectations. Siemens AG (+8.66%) shares rose on strong overall U.S. sales growth as manufacturing customers were increasingly making investments to support productivity and improve efficiency. Canadian telecom giant, BCE Inc. (+10.54%), saw its first quarter profit jump 14.1% which was driven by its wireless division and the increased use of smart phones.

Relative negative performance within the portfolio was reflected in holdings such as Brazilian steel producer, Companhia Siderurgica Nacional S.A. (-35.88%), whose profits missed first quarter analyst estimates on increased costs and a decrease in iron ore sales. Intel Corp. (-22.61%) announced that third quarter revenue is expected to be below the company’s previous outlook as a result of weaker than expected demand in a challenging environment.

Performance of the Fund can also be affected by the addition of faith-based investment policies which avoids investments in pornography and abortion, as well as companies that are substantial producers of alcohol, tobacco products and gambling. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

Current Strategy

The Fund’s strategy pursues its objective through the investment of dividend paying stocks that have demonstrated above median yield and a favorable trend in dividend and earnings growth. In addition to domestic stocks, this strategy includes the ability to invest in international securities traded on U.S. market exchanges. As the international market’s share of the world’s total market capitalization continues to grow, the ability to access these markets becomes increasingly important.

The benefits of dividend paying stocks include lower volatility versus non dividend payers and the overall market. Dividends are an important indicator of corporate strength therefore companies are reluctant to change policy which could signal corporate distress and encourages disciplined management. Unlike earnings, which can be affected by various accounting methods; dividends are transparent and cannot be manipulated. In addition, dividends have historically provided a major component of the stock market’s total return. The strategy provides income with capital appreciation while lowering overall risk. This is accomplished while adhering to the Fund’s faith-based investment policies.

We Thank You for Your Continued Investment with the Steward Funds

Your business is important to us. The current total net assets of the Funds are nearly $630.5 million. This growth would not have been possible without the many referrals that we have received from our existing clients, as well as your continued investment. For more information on the Steward Funds, we invite you to visit our website at www.stewardmutualfunds.com or call us at 800-262-6631. We look forward to fulfilling your investment needs for many years to come.

Sincerely,

Edward Jaroski President Steward Funds	Scott Wynant Senior Vice President Steward Funds
John Wolf Portfolio Manager Steward Funds	Claude C. Cody Portfolio Manager Steward Funds
Mel Cody Portfolio Manager Steward Funds

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Oil, Gas & Consumable Fuels	8.1%
Insurance	6.8
Computers & Peripherals	5.4
Diversified Financial Services	3.9
Specialty Retail	3.6
Health Care Providers & Services	3.5
Commercial Banks	3.0
Food Products	2.8
Software	2.8
Internet Software & Services	2.7
Health Care Equipment & Supplies	2.7
Capital Markets	2.6
Biotechnology	2.5
Media	2.5
Pharmaceuticals	2.5
Food & Staples Retailing	2.4
Chemicals	2.4
Commercial Services & Supplies	2.3
Aerospace & Defense	2.2
Beverages	2.2
Semiconductors & Semiconductor Equipment	2.2
Diversified Telecommunication Services	2.1
IT Services	1.9
Electric Utilities	1.9
Machinery	1.8
Household Products	1.8
Real Estate Investment Trust	1.6
Energy Equipment & Services	1.6
Hotels, Restaurants & Leisure	1.5
Multi-Utilities	1.5
Communications Equipment	1.5
Household Durables	1.0
Metals & Mining	1.0

Industry Diversification (continued)	Percent*
Consumer Finance	1.0%
Textiles Apparel & Luxury Goods	0.9
Electronic Equipment & Instruments	0.9
Wireless Telecommunication Services	0.9
Multiline Retail	0.8
Road & Rail	0.7
Air Freight & Logistics	0.7
Industrial Conglomerates	0.5
Money Market Funds	0.5
Electrical Equipment	0.5
Paper & Forest Products	0.4
Automobiles	0.4
Independent Power Producers & Energy Traders	0.4
Thrifts & Mortgage Finance	0.4
Containers & Packaging	0.4
Auto Components	0.3
Gas Utilities	0.3
Internet & Catalog Retail	0.3
Airlines	0.2
Office Electronics	0.2
Personal Products	0.2
Trading Companies & Distributors	0.2
Diversified Consumer Services	0.1
Marine	0.1
Life Sciences Tools and Services	0.1
Construction & Engineering	0.1
Distributors	0.1
Leisure Equipment & Products	0.1
Building Products	0.0
Construction Materials	0.0
Total Investments	100.0%
*	Percentages indicated are based on net assets as of October 31, 2012.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.5%)
AEROSPACE & DEFENSE (2.2%)
General Dynamics Corp.	3,350	$228,068
Honeywell International, Inc.	6,970	426,843
L-3 Communications Holdings, Inc.	5,960	439,848
Lockheed Martin Corp.	5,090	476,780
Northrop Grumman Corp.	8,250	566,692
Precision Castparts Corp.	1,020	176,531
Raytheon Co.	3,610	204,182
Rockwell Collins, Inc.	1,360	72,869
The Boeing Co.	6,408	451,380
United Technologies Corp.	7,230	565,097
		3,608,290
AIR FREIGHT & LOGISTICS (0.7%)
C.H. Robinson Worldwide, Inc.	4,580	276,311
Expeditors International of Washington, Inc.	1,600	58,576
FedEx Corp.	2,010	184,900
United Parcel Service, Inc., Class B	9,110	667,308
		1,187,095
AIRLINES (0.2%)
Southwest Airlines Co.	40,010	352,888
AUTO COMPONENTS (0.3%)
BorgWarner, Inc.(a)	630	41,467
Goodyear Tire & Rubber Co.(a)	10,940	124,825
Johnson Controls, Inc.	10,370	267,028
		433,320
AUTOMOBILES (0.4%)
Ford Motor Co.	55,980	624,736
Harley-Davidson, Inc.	2,060	96,326
		721,062
BEVERAGES (2.2%)
Coca-Cola Co.	46,830	1,741,140
Coca-Cola Enterprises, Inc.	4,510	141,794
Dr Pepper Snapple Group, Inc.	2,900	124,265
Monster Beverage Corp.(a)	6,710	299,736
PepsiCo, Inc.	19,331	1,338,478
		3,645,413
BIOTECHNOLOGY (2.5%)
Alexion Pharmaceuticals, Inc.(a)	7,350	664,293
Amgen, Inc.	11,080	958,918
Biogen Idec, Inc.(a)	5,300	732,566
Celgene Corp.(a)	9,650	707,538
Gilead Sciences, Inc.(a)	14,160	950,986
PerkinElmer, Inc.	6,970	215,582
		4,229,883

	Shares	Value
BUILDING PRODUCTS (0.0%)
Masco Corp.	3,810	$57,493
CAPITAL MARKETS (2.6%)
Ameriprise Financial, Inc.	5,756	335,978
Bank of New York Mellon Corp.	23,431	578,980
BlackRock, Inc.	1,893	359,064
Charles Schwab Corp.	8,460	114,887
E*TRADE Financial Corp.(a)	32,938	275,362
Federated Investors, Inc., Class B	1,180	27,423
Franklin Resources, Inc.	2,990	382,122
Goldman Sachs Group, Inc.	6,645	813,281
Legg Mason, Inc.	10,110	257,603
Morgan Stanley	42,180	733,088
Northern Trust Corp.	2,190	104,638
State Street Corp.	4,317	192,409
T. Rowe Price Group, Inc.	4,630	300,672
		4,475,507
CHEMICALS (2.4%)
Air Products & Chemicals, Inc.	1,660	128,700
Airgas, Inc.	750	66,728
CF Industries Holdings, Inc.	1,639	336,306
Dow Chemical Co.	14,810	433,932
E.I. du Pont de Nemours & Co.	8,910	396,673
Ecolab, Inc.	6,110	425,256
FMC Corp.	5,680	303,994
International Flavors & Fragrances, Inc.	4,880	315,346
Lyondellbasell Industries NV, Class A	2,520	134,543
Monsanto Co.	6,160	530,190
PPG Industries, Inc.	3,290	385,193
Praxair, Inc.	3,870	411,033
The Mosaic Co.	2,520	131,897
		3,999,791
COMMERCIAL BANKS (3.0%)
BB&T Corp.	11,990	347,111
Comerica, Inc.	7,650	228,047
Fifth Third Bancorp	20,900	303,677
First Horizon National Corp.	13,172	122,631
Huntington Bancshares, Inc.	25,160	160,772
KeyCorp	36,480	307,162
M&T Bank Corp.	720	74,952
PNC Financial Services Group, Inc.	7,534	438,403
Regions Financial Corp.	47,872	312,125
SunTrust Banks, Inc.	20,050	545,360
U.S. Bancorp	16,830	558,924
Wells Fargo & Co.	48,758	1,642,657
Zions Bancorp	1,310	28,126
		5,069,947

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES (2.3%)
Avery Dennison Corp.	10,730	$347,437
Cintas Corp.	1,360	56,862
Equifax, Inc.	1,670	83,567
Iron Mountain, Inc.	2,110	73,006
Leucadia National Corp.	10,080	228,816
Moody's Corp.	2,130	102,581
Pitney Bowes, Inc.	3,170	45,521
R.R. Donnelley & Sons Co.	26,550	266,031
Republic Services, Inc., Class A	3,796	107,617
Robert Half International, Inc.	1,250	33,613
SAIC, Inc.	23,940	263,101
Stericycle, Inc.(a)	4,940	468,113
The Adt Corp.(a)	2,335	96,926
The Dun & Bradstreet Corp.	2,820	228,533
Total System Services, Inc.	3,041	68,392
Visa, Inc., Class A	8,180	1,135,056
Waste Management, Inc.	5,980	195,785
		3,800,957
COMMUNICATIONS EQUIPMENT (1.5%)
Cisco Systems, Inc.	46,870	803,352
F5 Networks, Inc.(a)	3,430	282,906
Harris Corp.	5,040	230,731
JDS Uniphase Corp.(a)	2,130	20,640
Juniper Networks, Inc.(a)	4,640	76,885
Motorola Solutions, Inc.	2,591	133,903
QUALCOMM, Inc.	17,900	1,048,492
		2,596,909
COMPUTERS & PERIPHERALS (5.4%)
Apple Computer, Inc.	8,458	5,033,357
Dell, Inc.	21,500	198,445
EMC Corp.(a)	18,290	446,642
Hewlett-Packard Co.	26,310	364,394
International Business Machines Corp.	9,382	1,825,080
NetApp, Inc.(a)	8,770	235,913
SanDisk Corp.(a)	7,440	310,694
Seagate Technology PLC	2,760	75,403
Teradata Corp.(a)	5,220	356,578
Western Digital Corp.	8,660	296,432
		9,142,938
CONSTRUCTION & ENGINEERING (0.1%)
Fluor Corp.	1,320	73,722
Quanta Services, Inc.(a)	1,660	43,044
		116,766
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.	903	41,511

	Shares	Value
CONSUMER FINANCE (1.0%)
American Express Co.	8,750	$489,738
Capital One Financial Corp.	11,478	690,630
Discover Financial Services	5,180	212,380
SLM Corp.	13,470	236,803
		1,629,551
CONTAINERS & PACKAGING (0.4%)
Ball Corp.	1,870	80,092
Bemis Co., Inc.	4,720	155,996
Owens-Illinois, Inc.(a)	10,200	198,798
Sealed Air Corp.	13,820	224,161
		659,047
DISTRIBUTORS (0.1%)
Genuine Parts Co.	1,420	88,864
DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group, Inc., Class A(a)	8,230	165,258
H&R Block, Inc.	3,150	55,755
		221,013
DIVERSIFIED FINANCIAL SERVICES (3.9%)
Bank of America Corp.	148,109	1,380,376
Citigroup, Inc.	40,700	1,521,773
CME Group, Inc.	5,305	296,709
IntercontinentalExchange, Inc.(a)	3,270	428,370
Invesco Ltd.	4,390	106,765
JP Morgan Chase & Co.	41,334	1,722,800
MasterCard, Inc., Class A	1,522	701,535
NYSE Euronext	6,530	161,683
The NASDAQ OMX Group, Inc.	6,920	164,765
		6,484,776
DIVERSIFIED TELECOMMUNICATION SERVICES (2.1%)
AT&T, Inc.	53,057	1,835,242
CenturyLink, Inc.	8,834	339,049
Frontier Communications Corp.	24,020	113,374
Verizon Communications, Inc.	26,190	1,169,122
Windstream Corp.	7,334	69,966
		3,526,753
ELECTRIC UTILITIES (1.9%)
American Electric Power Co., Inc.	5,770	256,419
Duke Energy Corp.	7,804	512,645
Edison International	8,110	380,683
Entergy Corp.	1,700	123,386
Exelon Corp.	8,919	319,122
FirstEnergy Corp.	4,839	221,239
NextEra Energy, Inc.	4,440	311,066
Northeast Utilities	2,840	111,612
Pepco Holdings, Inc.	15,060	299,242
Pinnacle West Capital Corp.	1,410	74,688

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
PPL Corp.	5,760	$170,381
Southern Co.	8,170	382,683
		3,163,166
ELECTRICAL EQUIPMENT (0.5%)
Cooper Industries PLC	1,240	92,926
Emerson Electric Co.	6,250	302,687
Rockwell Automation, Inc.	2,950	209,627
Roper Industries, Inc.	2,090	228,165
		833,405
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Agilent Technologies, Inc.	3,510	126,325
Amphenol Corp., Class A	5,300	318,689
Corning, Inc.	21,720	255,210
FLIR Systems, Inc.	1,590	30,894
Jabil Circuit, Inc.	19,950	345,932
Molex, Inc.	1,180	30,645
TE Connectivity Ltd.	3,540	113,917
Waters Corp.(a)	3,380	276,518
		1,498,130
ENERGY EQUIPMENT & SERVICES (1.6%)
Baker Hughes, Inc.	3,459	145,174
Cameron International Corp.(a)	5,130	259,783
Diamond Offshore Drilling, Inc.	4,160	288,038
First Solar, Inc.(a)	9,730	236,536
FMC Technologies, Inc.(a)	2,270	92,843
Halliburton Co.	8,000	258,320
Helmerich & Payne, Inc.	3,590	171,602
Nabors Industries Ltd.(a)	7,950	107,246
National-Oilwell Varco, Inc.	3,326	245,126
Rowan Cos., Inc., Class A(a)	1,340	42,491
Schlumberger Ltd.	12,379	860,713
		2,707,872
FOOD & STAPLES RETAILING (2.4%)
Costco Wholesale Corp.	3,870	380,924
CVS Corp.	17,005	789,032
Safeway, Inc.	24,140	393,723
SYSCO Corp.	11,440	355,441
The Kroger Co.	20,640	520,541
Walgreen Co.	13,710	483,003
Wal-Mart Stores, Inc.	14,380	1,078,788
Whole Foods Market, Inc.	1,410	133,569
		4,135,021
FOOD PRODUCTS (2.8%)
Archer-Daniels-Midland Co.	24,520	658,117
Campbell Soup Co.	3,660	129,088
ConAgra Foods, Inc.	6,650	185,136
Dean Foods Co.(a)	42,560	716,710
General Mills, Inc.	7,800	312,624

	Shares	Value
H.J. Heinz Co.	4,690	$269,722
Hormel Foods Corp.	3,240	95,677
J.M. Smucker Co.	1,120	95,917
Kellogg Co.	6,310	330,139
Kraft Foods, Inc., Class A(a)	5,866	266,786
McCormick & Co., Inc.	2,410	148,504
Mead Johnson Nutrition Co., Class A	4,200	258,972
Mondelez International, Inc.	17,600	467,104
The Hershey Co.	5,440	374,544
Tyson Foods, Inc., Class A	27,470	461,771
		4,770,811
GAS UTILITIES (0.3%)
AGL Resources, Inc.	2,359	96,318
ONEOK, Inc.	2,040	96,492
QEP Resources, Inc.	1,410	40,890
Spectra Energy Corp.	8,563	247,214
		480,914
HEALTH CARE EQUIPMENT & SUPPLIES (2.7%)
Baxter International, Inc.	9,610	601,874
Boston Scientific Corp.(a)	24,987	128,433
C.R. Bard, Inc.	3,860	371,293
CareFusion Corp.(a)	4,610	122,442
Covidien PLC	5,180	284,641
DENTSPLY International, Inc.	2,960	109,046
Edwards Lifesciences Corp.(a)	4,720	409,838
Hospira, Inc.(a)	2,090	64,142
Intuitive Surgical, Inc.(a)	1,075	582,887
Medtronic, Inc.	11,310	470,270
St. Jude Medical, Inc.	8,350	319,471
Stryker Corp.	7,560	397,656
Varian Medical Systems, Inc.(a)	5,090	339,808
Zimmer Holdings, Inc.	5,760	369,850
		4,571,651
HEALTH CARE PROVIDERS & SERVICES (3.5%)
Aetna, Inc.	4,540	198,398
AmerisourceBergen Corp.	12,650	498,916
Cardinal Health, Inc.	12,850	528,521
CIGNA Corp.	7,770	396,270
Coventry Health Care, Inc.	12,546	547,507
DaVita, Inc.(a)	3,750	421,950
Express Scripts Holding Co.(a)	14,171	872,084
Humana, Inc.	1,560	115,861
Laboratory Corp. of America Holdings(a)	4,170	353,324
McKesson Corp.	6,100	569,191
Patterson Cos., Inc.	3,290	109,886
Quest Diagnostics, Inc.	5,450	314,574
UnitedHealth Group, Inc.	15,314	857,584
WellPoint, Inc.	3,110	190,581
		5,974,647

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
HOTELS, RESTAURANTS & LEISURE (1.5%)
Chipotle Mexican Grill, Inc.(a)	1,196	$304,418
Darden Restaurants, Inc.	1,530	80,509
Marriott International, Inc., Class A	3,144	114,693
McDonald's Corp.	10,400	902,720
Starbucks Corp.	9,190	421,821
Starwood Hotels & Resorts Worldwide, Inc.	1,760	91,256
TripAdvisor, Inc.(a)	1,045	31,653
Wyndham Worldwide Corp.	1,740	87,696
YUM! Brands, Inc.	7,430	520,917
		2,555,683
HOUSEHOLD DURABLES (1.0%)
D. R. Horton, Inc.	2,616	54,831
Harman International Industries, Inc.	524	21,971
Jacobs Engineering Group, Inc.(a)	5,110	197,195
Leggett & Platt, Inc.	1,820	48,285
Lennar Corp., Class A	1,240	46,463
Newell Rubbermaid, Inc.	3,770	77,813
Pulte Group, Inc.(a)	3,115	54,014
Snap-on, Inc.	330	25,519
Whirlpool Corp.	12,123	1,184,175
		1,710,266
HOUSEHOLD PRODUCTS (1.8%)
Clorox Co.	1,640	118,572
Colgate-Palmolive Co.	6,320	663,347
Kimberly-Clark Corp.	6,900	575,805
Procter & Gamble Co.	23,931	1,656,983
		3,014,707
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
NRG Energy, Inc.	27,400	590,744
The AES Corp.	8,240	86,108
		676,852
INDUSTRIAL CONGLOMERATES (0.5%)
3M Co.	6,374	558,362
Textron, Inc.	7,470	188,319
Tyco International Ltd.	4,670	125,483
		872,164
INSURANCE (6.8%)
ACE Ltd.	5,670	445,946
AFLAC, Inc.	9,610	478,386
American International Group, Inc.(a)	38,444	1,342,850
Aon PLC	2,990	161,311
Assurant, Inc.	9,440	356,926
Berkshire Hathaway, Inc., Class B(a)	14,650	1,265,028
Chubb Corp.	3,000	230,940
Cincinnati Financial Corp.	7,642	304,457
Genworth Financial, Inc., Class A(a)	88,190	525,612

	Shares	Value
Hartford Financial Services Group, Inc.	38,250	$830,408
Lincoln National Corp.	26,676	661,298
Loews Corp.	9,460	399,969
Marsh & McLennan Cos., Inc.	5,410	184,102
MetLife, Inc.	24,560	871,634
Principal Financial Group, Inc.	13,530	372,616
Progressive Corp.	7,470	166,581
Prudential Financial, Inc.	11,705	667,770
The Allstate Corp.	19,530	780,809
The Travelers Cos., Inc.	3,940	279,504
Torchmark Corp.	4,475	226,390
Unum Group	18,630	377,816
XL Group PLC	19,510	482,677
		11,413,030
INTERNET & CATALOG RETAIL (0.3%)
Expedia, Inc.	925	54,714
Netflix, Inc.(a)	5,368	424,555
		479,269
INTERNET SOFTWARE & SERVICES (2.7%)
Akamai Technologies, Inc.(a)	6,400	243,136
Amazon.com, Inc.(a)	4,576	1,065,384
Google, Inc., Class A(a)	2,661	1,808,868
Priceline.com, Inc.(a)	1,065	611,065
Salesforce.com, Inc.(a)	3,590	524,068
VeriSign, Inc.(a)	1,930	71,545
Yahoo!, Inc.(a)	10,180	171,126
		4,495,192
IT SERVICES (1.9%)
Accenture PLC, Class A	5,510	371,429
Automatic Data Processing, Inc.	8,360	483,124
Cerner Corp.(a)	4,270	325,331
Cognizant Technology Solutions Corp., Class A(a)	7,470	497,876
Computer Sciences Corp.	30,480	928,116
Fidelity National Information Services, Inc.	2,836	93,219
Fiserv, Inc.(a)	4,610	345,473
Paychex, Inc.	4,290	139,125
Western Union Co.	6,350	80,645
		3,264,338
LEISURE EQUIPMENT & PRODUCTS (0.1%)
Hasbro, Inc.	1,230	44,268
Mattel, Inc.	3,770	138,660
		182,928
LIFE SCIENCES TOOLS AND SERVICES (0.1%)
Thermo Fisher Scientific, Inc.	3,770	230,196
MACHINERY (1.8%)
Caterpillar, Inc.	5,010	424,898
Cummins, Inc.	1,020	95,452

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Danaher Corp.	6,010	$310,897
Deere & Co.	5,482	468,381
Dover Corp.	1,400	81,508
Eaton Corp.	2,910	137,410
Flowserve Corp.	210	28,453
Illinois Tool Works, Inc.	4,490	275,372
Ingersoll-Rand PLC	6,600	310,398
Joy Global, Inc.	1,920	119,904
PACCAR, Inc.	3,125	135,438
Pall Corp.	3,970	249,951
Parker Hannifin Corp.	945	74,334
Pentair, Ltd.	1,120	47,309
Stanley Black & Decker, Inc.	1,222	84,685
Xylem, Inc.	1,490	36,147
		2,880,537
MARINE (0.1%)
Carnival Corp.	5,240	198,491
MEDIA (2.5%)
Cablevision Systems Corp., Class A	4,780	83,268
CBS Corp., Class B	7,150	231,660
DIRECTV(a)	13,040	666,474
Discovery Communications, Inc., Class A(a)	10,280	606,726
Gannett Co., Inc.	24,860	420,134
Interpublic Group of Cos., Inc.	5,480	55,348
McGraw Hill Cos., Inc.	3,130	173,026
Omnicom Group, Inc.	3,120	149,479
Scripps Networks Interactive, Class A	7,490	454,793
The Walt Disney Co.	16,730	820,941
The Washington Post Co., Class B	658	219,450
Time Warner Cable, Inc.	3,310	328,054
		4,209,353
METALS & MINING (1.0%)
Alcoa, Inc.	40,860	350,170
Allegheny Technologies, Inc.	730	19,236
Cliffs Natural Resources, Inc.	4,520	163,940
Freeport-McMoRan Copper & Gold, Inc., Class B	8,168	317,572
Newmont Mining Corp.	10,330	563,501
Nucor Corp.	2,720	109,154
Titanium Metals Corp.	730	8,548
United States Steel Corp.	10,520	214,503
		1,746,624
MULTILINE RETAIL (0.8%)
Big Lots, Inc.(a)	530	15,439
Family Dollar Stores, Inc.	5,450	359,482
J.C. Penney Co., Inc.	8,300	199,283
Kohl's Corp.	2,110	112,421
Macy's, Inc.	3,772	143,600
Nordstrom, Inc.	1,570	89,129

	Shares	Value
Target Corp.	6,050	$385,687
		1,305,041
MULTI-UTILITIES (1.5%)
Ameren Corp.	3,850	126,588
CenterPoint Energy, Inc.	7,160	155,157
CMS Energy Corp.	5,180	125,978
Consolidated Edison, Inc.	3,410	205,896
Dominion Resources, Inc.	5,964	314,780
DTE Energy Co.	4,540	281,934
Integrys Energy Group, Inc.	3,898	210,648
NiSource, Inc.	5,230	133,208
PG&E Corp.	4,070	173,056
Public Service Enterprise Group, Inc.	5,236	167,761
SCANA Corp.	2,350	115,338
Sempra Energy	2,820	196,695
TECO Energy, Inc.	4,460	79,700
Wisconsin Energy Corp.	2,190	84,249
Xcel Energy, Inc.	6,470	182,778
		2,553,766
OFFICE ELECTRONICS (0.2%)
Xerox Corp.	45,105	290,476
OIL, GAS & CONSUMABLE FUELS (8.1%)
Anadarko Petroleum Corp.	3,890	267,671
Apache Corp.	2,600	215,150
Cabot Oil & Gas Corp., Class A	4,580	215,168
Chesapeake Energy Corp.	5,780	117,103
Chevron Corp.	15,759	1,736,799
ConocoPhillips	14,299	827,197
CONSOL Energy, Inc.	1,890	66,452
Denbury Resources, Inc.(a)	3,380	51,815
Devon Energy Corp.	2,900	168,809
Energy Transfer Partners L.P.	1	26
Ensco PLC	1,750	101,185
EOG Resources, Inc.	3,890	453,146
EQT Corp.	1,220	73,969
Exxon Mobil Corp.	37,230	3,394,259
Hess Corp.	6,430	336,032
Kinder Morgan, Inc.	3,890	135,022
Marathon Oil Corp.	25,500	766,530
Marathon Petroleum Corp.	14,310	786,048
Murphy Oil Corp.	5,830	349,800
Newfield Exploration Co.(a)	1,030	27,934
Noble Corp.	2,180	82,273
Noble Energy, Inc.	1,110	105,461
Occidental Petroleum Corp.	6,262	494,448
Peabody Energy Corp.	8,410	234,639
Phillips 66	8,229	388,080
Pioneer Natural Resources Co.	2,340	247,221
Range Resources Corp.	1,190	77,778

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Southwestern Energy Co.(a)	10,170	$352,899
Tesoro Corp.	18,660	703,669
Valero Energy Corp.	30,950	900,645
Williams Cos., Inc.	5,500	192,445
WPX Energy, Inc.(a)	1,833	31,051
		13,900,724
PAPER & FOREST PRODUCTS (0.4%)
International Paper Co.	9,700	347,552
MeadWestvaco Corp.	2,280	67,693
Weyerhaeuser Co.	10,731	297,141
		712,386
PERSONAL PRODUCTS (0.2%)
Avon Products, Inc.	5,290	81,942
The Estee Lauder Cos., Inc., Class A	4,640	285,917
		367,859
PHARMACEUTICALS (2.5%)
Abbott Laboratories	22,170	1,452,579
Allergan, Inc.	5,700	512,544
Eli Lilly & Co.	13,140	638,998
Forest Laboratories, Inc.(a)	4,720	159,111
Mylan Laboratories, Inc.(a)	22,630	573,444
Perrigo Co.	4,120	473,841
Watson Pharmaceuticals, Inc.(a)	4,460	383,337
		4,193,854
REAL ESTATE INVESTMENT TRUST (1.6%)
American Tower Corp.	8,310	625,659
Apartment Investment & Management Co., Class A	1,349	36,005
AvalonBay Communities, Inc.	621	84,183
Boston Properties, Inc.	1,250	132,875
CBRE Group, Inc.(a)	2,700	48,654
Equity Residential	2,740	157,303
HCP, Inc.	3,740	165,682
Health Care REIT, Inc.	1,990	118,266
Host Hotels & Resorts, Inc.	6,283	90,852
Kimco Realty Corp.	4,510	88,035
Plum Creek Timber Co., Inc.	1,510	66,289
Prologis, Inc.	3,572	122,484
Public Storage, Inc.	1,057	146,532
Simon Property Group, Inc.	2,645	402,595
Ventas, Inc.	5,180	327,739
Vornado Realty Trust	1,565	125,529
		2,738,682
ROAD & RAIL (0.7%)
CSX Corp.	9,770	199,992
Norfolk Southern Corp.	2,700	165,645
Ryder System, Inc.	2,580	116,410

	Shares	Value
Union Pacific Corp.	5,270	$648,368
		1,130,415
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.2%)
Advanced Micro Devices, Inc.(a)	6,980	14,309
Altera Corp.	10,550	321,564
Analog Devices, Inc.	2,830	110,681
Applied Materials, Inc.	12,470	132,182
Broadcom Corp., Class A	12,080	380,943
Intel Corp.	44,150	954,744
KLA-Tencor Corp.	6,620	307,962
Lam Research Corp.(a)	7,543	267,022
Linear Technology Corp.	2,470	77,212
LSI Logic Corp.(a)	6,630	45,416
Microchip Technology, Inc.	8,260	258,951
Micron Technology, Inc.(a)	57,150	310,039
NVIDIA Corp.(a)	4,905	58,713
Teradyne, Inc.(a)	1,870	27,339
Texas Instruments, Inc.	10,230	287,361
Xilinx, Inc.	7,230	236,855
		3,791,293
SOFTWARE (2.8%)
Adobe Systems, Inc.(a)	4,754	161,636
Autodesk, Inc.(a)	2,180	69,411
BMC Software, Inc.(a)	1,620	65,934
CA, Inc.	4,380	98,638
Citrix Systems, Inc.(a)	4,380	270,728
Intuit, Inc.	6,930	411,781
Microsoft Corp.	64,140	1,830,235
Oracle Corp.	39,691	1,232,406
Red Hat, Inc.(a)	8,190	402,702
Symantec Corp.(a)	8,122	147,739
		4,691,210
SPECIALTY RETAIL (3.6%)
Abercrombie & Fitch Co., Class A	660	20,183
AutoNation, Inc.(a)	3,630	161,172
AutoZone, Inc.(a)	1,209	453,375
Bed Bath & Beyond, Inc.(a)	5,430	313,202
Best Buy Co., Inc.	18,150	276,062
CarMax, Inc.(a)	1,970	66,488
Dollar Tree, Inc.(a)	10,480	417,838
GameStop Corp., Class A	17,602	401,854
Gap, Inc.	3,920	140,022
Home Depot, Inc.	13,400	822,491
Limited Brands	2,440	116,852
Lowe's Cos., Inc.	10,990	355,856
O'Reilly Automotive, Inc.(a)	5,310	454,961
PETsMart, Inc.	3,830	254,274
Ross Stores, Inc.	9,160	558,302
Staples, Inc.	22,835	262,945

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
The Sherwin-Williams Co.	2,530	$360,727
Tiffany & Co.	3,060	193,453
TJX Cos., Inc.	15,280	636,106
Urban Outfitters, Inc.(a)	1,070	38,263
		6,304,426
TEXTILES APPAREL & LUXURY GOODS (0.9%)
Coach, Inc.	7,510	420,936
Fossil, Inc.(a)	3,090	269,139
NIKE, Inc., Class B	4,570	417,607
Ralph Lauren Corp.	1,600	245,904
VF Corp.	1,430	223,766
		1,577,352
THRIFTS & MORTGAGE FINANCE (0.4%)
Hudson City Bancorp, Inc.	72,010	611,005
People's United Financial, Inc.	6,930	83,368
		694,373
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co.	2,480	110,856
W.W. Grainger, Inc.	1,433	288,621
		399,477

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES (0.9%)
Crown Castle International Corp.(a)	8,750	$584,063
MetroPCS Communications, Inc.(a)	21,870	223,293
Sprint Corp.(a)	126,662	701,707
		1,509,063
TOTAL COMMON STOCKS		$168,315,418
MONEY MARKET FUND (0.5%)
Federated Government Obligations Fund, 0.04%(b)	907,633	907,633
TOTAL MONEY MARKET FUND		907,633
TOTAL INVESTMENTS (COST $145,614,085) 100.0%		169,223,051
OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		11,502
NET ASSETS 100.0%		$169,234,553
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of October 31, 2012.

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Real Estate Investment Trust	6.1%
Specialty Retail	5.2
Insurance	5.1
Health Care Providers & Services	4.4
Machinery	3.7
Electronic Equipment & Instruments	3.5
Software	3.4
Commercial Banks	3.4
Semiconductors & Semiconductor Equipment	3.5
Commercial Services & Supplies	3.4
Health Care Equipment & Supplies	3.1
Textiles Apparel & Luxury Goods	2.8
Internet Software & Services	2.5
Chemicals	2.5
Oil, Gas & Consumable Fuels	2.4
Hotels, Restaurants & Leisure	2.2
IT Services	2.2
Household Durables	2.2
Food Products	2.1
Energy Equipment & Services	1.9
Aerospace & Defense	1.7
Biotechnology	1.7
Metals & Mining	1.6
Electrical Equipment	1.5
Road & Rail	1.5
Construction & Engineering	1.5
Diversified Financial Services	1.4
Capital Markets	1.4
Diversified Consumer Services	1.4
Pharmaceuticals	1.3
Gas Utilities	1.2
Communications Equipment	1.2
Electric Utilities	1.2
Money Market Funds	1.1
Thrifts & Mortgage Finance	1.0
Media	1.0

Industry Diversification (continued)	Percent*
Containers & Packaging	1.0%
Multi-Utilities	0.9
Leisure Equipment & Products	0.9
Airlines	0.8
Household Products	0.7
Multiline Retail	0.7
Building Products	0.7
Paper & Forest Products	0.6
Food & Staples Retailing	0.6
Auto Components	0.6
Diversified Telecommunication Services	0.5
Computers & Peripherals	0.5
Trading Companies & Distributors	0.5
Life Sciences Tools and Services	0.4
Distributors	0.4
Health Care Technology	0.4
Marine	0.4
Industrial Conglomerates	0.4
Consumer Finance	0.4
Air Freight & Logistics	0.2
Automobiles	0.2
Construction Materials	0.2
Wireless Telecommunication Services	0.2
Professional Services	0.2
Water Utilities	0.2
Auto Parts & Equipment	0.1
Office Electronics	0.1
Independent Power Producers & Energy Traders	0.1
Radio Broadcasting	0.1
Real Estate Management and Development	0.1
Internet & Catalog Retail	0.1
Personal Products	0.1
Total Investments	100.6%
*	Percentages indicated are based on net assets as of October 31, 2012.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.5%)
AEROSPACE & DEFENSE (1.7%)
AAR Corp.	7,400	$111,666
Aerovironment, Inc.(a)	2,050	45,080
Alliant Techsystems, Inc.	1,290	73,904
American Science & Engineering, Inc.	2,080	132,246
BE Aerospace, Inc.(a)	4,020	181,262
Ceradyne, Inc.	940	32,862
Cubic Corp.	2,780	135,664
Curtiss-Wright Corp.	2,150	66,371
Esterline Technologies Corp.(a)	980	56,634
Exelis, Inc.	27,210	300,943
GenCorp, Inc.(a)	4,850	42,777
Moog, Inc., Class A(a)	1,740	64,397
Orbital Sciences Corp.(a)	2,910	38,994
Teledyne Technologies, Inc.(a)	2,190	140,226
Triumph Group, Inc.	3,400	222,428
		1,645,454
AIR FREIGHT & LOGISTICS (0.2%)
Forward Air Corp.	2,230	74,415
Hub Group, Inc., Class A(a)	1,400	43,414
UTI Worldwide, Inc.	8,280	115,009
		232,838
AIRLINES (0.8%)
Alaska Air Group, Inc.(a)	4,820	184,317
Allegiant Travel Co.(a)	3,000	218,220
JetBlue Airways Corp.(a)	37,470	198,216
SkyWest, Inc.	16,860	184,617
		785,370
AUTO COMPONENTS (0.6%)
Drew Industries, Inc.(a)	770	24,386
Gentex Corp.	6,330	109,002
LKQ Corp.(a)	15,540	324,630
Standard Motor Products, Inc.	860	16,151
Superior Industries International, Inc.	4,350	74,342
		548,511
AUTO PARTS & EQUIPMENT (0.1%)
Spartan Motors, Inc.	17,590	82,673
AUTOMOBILES (0.2%)
Thor Industries, Inc.	3,820	145,275
Winnebago Industries, Inc.(a)	8,100	102,060
		247,335
BIOTECHNOLOGY (1.7%)
Acorda Theraputics, Inc.(a)	3,400	81,430
ArQule, Inc.(a)	14,610	36,671
Emergent Biosolutions, Inc.(a)	920	12,227
Momenta Pharmaceuticals, Inc.(a)	8,230	104,356
Neogen Corp.(a)	3,575	152,974
Regeneron Pharmaceuticals, Inc.(a)	4,670	664,542
Spectrum Pharmaceuticals(a)	5,870	65,509
United Therapeutics Corp.(a)	4,340	198,208

	Shares	Value
Vertex Pharmaceuticals, Inc.(a)	7,830	$377,719
		1,693,636
BUILDING PRODUCTS (0.7%)
AAON, Inc.	615	12,903
Apogee Enterprises, Inc.	4,530	92,276
Comfort Systems USA, Inc.	7,810	85,129
Eagle Materials, Inc.	1,660	87,930
Griffon Corp.	10,670	108,301
Lennox International, Inc.	1,740	87,087
NCI Building Systems, Inc.(a)	744	8,340
Quanex Building Products Corp.	1,535	30,347
Simpson Manufacturing Co., Inc.	1,540	46,908
Universal Forest Products, Inc.	4,010	154,385
		713,606
CAPITAL MARKETS (1.4%)
Apollo Investment Corp.	14,930	118,694
Eaton Vance Corp.	4,540	127,756
Financial Engines, Inc.(a)	5,020	120,530
Investment Technology Group, Inc.(a)	9,020	76,129
Janus Capital Group, Inc.	13,850	117,725
Jefferies Group, Inc.	12,060	171,733
Piper Jaffray Cos., Inc.(a)	5,510	147,944
Prospect Capital Corp.	6,830	80,867
Raymond James Financial, Inc.	3,970	151,416
SEI Investments Co.	5,700	124,716
SWS Group, Inc.(a)	9,745	55,449
Virtus Investment Partners, Inc.(a)	170	16,320
Waddell & Reed Financial, Inc., Class A	3,500	116,655
		1,425,934
CHEMICALS (2.5%)
A. Schulman, Inc.	5,860	150,368
Albemarle Corp.	4,010	220,991
American Vanguard Corp.	660	23,582
Ashland, Inc.	3,510	249,736
Balchem Corp.	3,115	108,495
Cabot Corp.	3,240	115,862
Cytec Industries, Inc.	2,120	145,898
H.B. Fuller Co.	1,950	59,280
Hawkins, Inc.	2,620	102,442
Innophos Holdings, Inc.	2,550	121,508
Intrepid Potash, Inc.(a)	4,310	93,656
Kraton Performance Polymers, Inc.(a)	1,260	27,493
Mineral Technologies, Inc.	260	18,632
NewMarket Corp.	830	225,187
Olin Corp.	3,610	74,871
Om Group, Inc.(a)	6,650	134,530
PolyOne Corp.	8,790	166,395
Quaker Chemical Corp.	310	16,427
RPM International, Inc.	5,040	134,366
Sensient Technologies Corp.	2,070	75,307
Stepan Co.	90	8,622
STR Holdings, Inc.(a)	1,630	3,505
The Scotts Miracle-Gro Co., Class A	1,700	72,777
Valspar Corp.	3,430	192,183

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Zep, Inc.	775	$11,106
		2,553,219
COMMERCIAL BANKS (3.4%)
Associated Bancorp	9,780	126,064
BancorpSouth, Inc.	9,040	127,916
Bank of Hawaii Corp.	1,710	75,514
Bank of the Ozarks, Inc.	1,070	35,032
BBCN Bancorp, Inc.	2,310	27,558
Boston Private Financial Holdings, Inc.	4,130	38,079
Cathay General Bancorp	3,010	53,247
City Holding Co.	600	21,072
City National Corp.	1,450	74,095
Columbia Banking System, Inc.	1,480	26,211
Commerce Bancshares, Inc.	3,244	123,532
Community Bank System, Inc.	1,360	37,522
Cullen/Frost Bankers, Inc.	1,810	100,093
East West Bancorp, Inc.	5,560	118,372
F.N.B. Corp.	3,900	41,847
First Bancorp(a)	12,762	54,111
First Commonwealth Financial Corp.	13,760	90,128
First Financial Bancorp	2,060	32,342
First Financial Bankshares, Inc.	1,245	45,106
First Midwest Bancorp, Inc.	3,820	47,253
FirstMerit Corp.	4,390	60,845
Fulton Financial Corp.	11,010	107,017
Glacier Bancorp, Inc.	2,550	36,975
Hancock Holding Co.	3,379	106,743
Hanmi Financial Corp.(a)	261	3,239
Home Bancshares, Inc.	803	27,816
Independent Bank Corp. – Massachusetts	930	27,444
International Bancshares Corp.	4,570	82,946
National Penn Bancshares, Inc.	6,000	53,580
NBT BanCorp	1,270	27,013
Old National BanCorp	3,340	40,982
PacWest BanCorp	1,180	26,550
Pinnacle Financial Partners, Inc.(a)	1,530	29,912
PrivateBancorp, Inc.	5,550	89,688
Prosperity Bancshares, Inc.	1,590	66,557
S & T Bancorp, Inc.	920	16,164
Signature Bank(a)	2,570	183,086
Simmons First National Corp., Class A	770	19,165
Sterling Bancorp	2,190	20,915
Susquehanna Bancshares, Inc.	13,570	140,721
SVB Financial Group(a)	1,360	76,962
Synovus Financial Corp.	38,710	94,840
TCF Financial Corp.	11,490	131,446
Texas Capital Bancshares, Inc.(a)	1,280	60,762
Tompkins Financial Corp.	329	13,318
Trustmark Corp.	2,330	54,685
UMB Financial Corp.	980	43,639
Umpqua Holdings Corp.	4,950	59,846
United Bankshares, Inc.	1,670	39,796
United Community Banks, Inc.(a)	7,102	61,787
Valley National Bancorp	6,762	65,862
Westamerica Bancorp	600	26,472

	Shares	Value
Wilshire Bancorp, Inc.(a)	5,080	$33,071
Wintrust Financial Corp.	3,360	124,152
		3,349,090
COMMERCIAL SERVICES & SUPPLIES (3.4%)
ABM Industries, Inc.	5,250	99,750
Brady Corp.	2,040	62,750
CDI Corp.	6,750	116,033
Clean Harbors, Inc.(a)	3,080	179,717
Coinstar, Inc.(a)	3,940	184,944
Consolidated Graphics, Inc.(a)	260	7,673
Copart, Inc.(a)	7,000	201,529
Corrections Corp. of America	4,170	140,321
Darling International, Inc.(a)	5,260	86,948
Deluxe Corp.	2,060	64,911
Exponent, Inc.(a)	2,020	111,060
Forrester Research, Inc.	1,740	50,356
FTI Consulting, Inc.(a)	2,900	75,284
G & K Services, Inc., Class A	2,080	67,080
Healthcare Services Group, Inc.	3,092	73,899
Heartland Payment Systems, Inc.	1,700	44,336
Heidrick & Struggles International, Inc.	620	7,341
Herman Miller, Inc.	2,330	45,179
Higher One Holdings, Inc.(a)	4,560	57,593
HMS Holdings Corp.(a)	5,440	125,610
HNI Corp.	1,690	46,509
Interface, Inc.	2,480	35,489
Kelly Services, Inc., Class A	10,140	134,761
Korn/Ferry International, Inc.(a)	1,800	24,102
Lender Processing Services, Inc.	3,470	83,662
Manpower, Inc.	4,540	172,247
Mine Safety Appliances Co.	1,010	38,986
Mobile Mini, Inc.(a)	1,420	24,736
Monro Muffler Brake, Inc.	3,445	116,854
Monster Worldwide, Inc.(a)	9,070	56,415
Navigant Consulting, Inc.(a)	2,710	28,157
On Assignment, Inc.(a)	1,660	31,673
Resources Connection, Inc.	1,430	17,646
Rollins, Inc.	2,710	61,436
TeleTech Holdings, Inc.(a)	1,280	21,555
Tetra Tech, Inc.(a)	2,520	65,369
The Brink's Co.	3,900	102,609
The Corporate Executive Board Co.	1,190	53,502
The Geo Group, Inc.	4,300	119,196
TrueBlue, Inc.(a)	1,720	22,446
United Stationers, Inc.	3,810	110,566
Viad Corp.	3,460	73,387
Waste Connections, Inc.	4,672	153,381
		3,396,998
COMMUNICATIONS EQUIPMENT (1.2%)
ADTRAN, Inc.	3,870	65,364
Arris Group, Inc.(a)	5,319	73,083
Bel Fuse, Inc.	2,590	42,890
Belden CDT, Inc.	1,790	64,082
Black Box Corp.	4,710	103,243
Ciena Corp.(a)	3,650	45,297

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Comtech Telecommunications Corp.	920	$23,156
Digi International, Inc.(a)	1,350	12,717
Dycom Industries, Inc.(a)	1,430	20,363
Harmonic, Inc.(a)	3,270	14,192
InterDigital, Inc.	5,270	200,735
NETGEAR, Inc.(a)	2,820	100,138
Oplink Communications, Inc.(a)	990	14,711
PCTEL, Inc.	750	4,890
Plantronics, Inc.	1,770	57,419
Polycom, Inc.(a)	7,120	71,342
Riverbed Technology, Inc.(a)	8,040	148,500
Symmetricom, Inc.(a)	3,420	21,033
ViaSat, Inc.(a)	2,650	102,926
		1,186,081
COMPUTERS & PERIPHERALS (0.5%)
Avid Technology, Inc.(a)	6,260	36,746
Diebold, Inc.	2,490	74,078
Intermec, Inc.(a)	1,950	13,221
Lexmark International, Inc., Class A	3,750	79,725
NCR Corp.(a)	6,270	133,425
Novatel Wireless, Inc.(a)	15,220	25,113
Super Micro Computer, Inc.(a)	750	5,933
Synaptics, Inc.(a)	4,050	93,798
		462,039
CONSTRUCTION & ENGINEERING (1.5%)
AECOM Technology Corp.(a)	8,840	189,795
Aegion Corp.(a)	5,220	96,413
EMCOR Group, Inc.	4,220	135,715
Granite Construction, Inc.	1,570	47,430
ITT Corp.	13,730	285,585
KBR, Inc.	7,300	203,378
Orion Marine Group, Inc.(a)	20,660	138,215
Shaw Group, Inc.(a)	2,490	109,037
URS Corp.	7,080	237,038
		1,442,606
CONSTRUCTION MATERIALS (0.2%)
Headwaters, Inc.(a)	4,710	33,865
Martin Marietta Materials, Inc.	1,280	105,356
Texas Industries, Inc.(a)	850	36,661
		175,882
CONSUMER FINANCE (0.4%)
Cash America International, Inc.	3,170	123,915
First Cash Financial Services, Inc.(a)	2,470	110,310
World Acceptance Corp.(a)	2,190	146,205
		380,430
CONTAINERS & PACKAGING (1.0%)
AptarGroup, Inc.	3,610	185,121
Greif, Inc., Class A	1,900	79,724
Myers Industries, Inc.	1,500	22,245
Packaging Corp. of America	4,370	154,130
Rock-Tenn Co., Class A	3,950	289,100
Silgan Holdings, Inc.	2,000	86,620

	Shares	Value
Sonoco Products Co.	4,320	$134,482
		951,422
DISTRIBUTORS (0.4%)
MWI Veterinary Supply, Inc.(a)	2,280	239,446
VOXX International Corp.(a)	24,440	152,017
		391,463
DIVERSIFIED CONSUMER SERVICES (1.4%)
American Public Education, Inc.(a)	3,490	127,141
Capella Education Co.(a)	3,730	116,451
Career Education Corp.(a)	26,540	90,236
Corinthian Colleges, Inc.(a)	35,340	96,478
DeVry, Inc.	5,590	146,793
Hillenbrand, Inc.	3,270	66,937
Interval Leisure Group, Inc.	2,280	43,457
ITT Educational Services, Inc.(a)	3,275	70,380
Lincoln Educational Services Corp.	21,730	80,618
Matthews International Corp., Class A	1,270	36,538
Nutri/System, Inc.	1,330	12,808
Regis Corp.	7,320	121,951
Service Corp. International	11,460	160,897
Sotheby's	2,530	78,759
Strayer Education, Inc.	1,632	93,775
Universal Technical Institute, Inc.	1,230	15,769
		1,358,988
DIVERSIFIED FINANCIAL SERVICES (1.4%)
Affiliated Managers Group, Inc.(a)	1,600	202,399
Calamos Asset Management, Inc., Class A	3,280	35,424
Cardtronics, Inc.(a)	1,750	49,718
CBOE Holdings, Inc.	2,390	70,481
CoreLogic, Inc.(a)	7,060	168,028
Encore Capital Group, Inc.(a)	810	23,490
EZCORP, Inc., Class A(a)	4,850	95,351
Greenhill & Co., Inc.	1,020	48,674
Interactive Brokers Group, Inc., Class A	2,400	34,200
MarketAxess Holdings, Inc.	3,540	110,590
MSCI, Inc., Class A(a)	6,090	164,065
National Financial Partners Corp.(a)	3,550	65,143
Portfolio Recovery Associates, Inc.(a)	2,260	236,508
Provident Financial Services, Inc.	1,230	18,450
Stifel Financial Corp.(a)	2,005	63,559
		1,386,080
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
Atlantic Tele-Network, Inc.	2,710	112,302
Cincinnati Bell, Inc.(a)	12,990	67,678
General Communication, Inc., Class A(a)	1,510	13,197
Lumos Networks Corp.	630	4,958
NeuStar, Inc., Class A(a)	3,700	135,383
tw Telecom, Inc.(a)	6,190	157,660
		491,178
ELECTRIC UTILITIES (1.2%)
ALLETE, Inc.	1,240	51,609
Cleco Corp.	2,370	102,266

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
El Paso Electric Co.	1,610	$54,724
Great Plains Energy, Inc.	8,351	187,396
Hawaiian Electric Industries, Inc.	4,040	104,555
IDACORP, Inc.	2,200	98,384
NorthWestern Corp.	1,610	57,654
NV Energy, Inc.	13,010	247,320
UIL Holdings Corp.	1,900	68,723
Unisource Energy Corp.	1,530	65,239
Westar Energy, Inc.	4,990	148,203
		1,186,073
ELECTRICAL EQUIPMENT (1.5%)
A.O. Smith Corp.	1,285	78,089
Acuity Brands, Inc.	1,350	87,345
AMETEK, Inc.	10,252	364,460
AZZ, Inc.	3,280	129,363
Encore Wire Corp.	820	25,305
EnerSys(a)	3,630	125,162
Franklin Electric Co., Inc.	1,980	114,721
General Cable Corp.(a)	6,520	186,016
Hubbell, Inc., Class B	1,840	154,045
Powell Industries, Inc.(a)	1,310	52,112
REGAL-BELOIT Corp.	1,340	87,341
Rofin-Sinar Technologies, Inc.(a)	1,040	18,938
Vicor Corp.(a)	1,540	9,825
Woodward, Inc.	3,410	114,235
		1,546,957
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.5%)
Agilysys, Inc.(a)	740	6,046
Anixter International, Inc.	1,390	81,482
Arrow Electronics, Inc.(a)	7,590	267,396
Avnet, Inc.(a)	10,060	288,218
Badger Meter, Inc.	570	24,419
Benchmark Electronics, Inc.(a)	10,700	158,574
Checkpoint Systems, Inc.(a)	6,920	56,190
Cognex Corp.	3,620	131,985
CTS Corp.	7,110	58,871
Daktronics, Inc.	1,550	13,594
DTS, Inc.(a)	3,500	73,430
Electro Scientific Industries, Inc.	1,040	11,107
ESCO Technologies, Inc.	1,020	38,189
FARO Technologies, Inc.(a)	1,340	53,868
II-VI, Inc.(a)	4,600	75,946
Ingram Micro, Inc.(a)	14,320	217,664
Insight Enterprises, Inc.(a)	9,410	152,160
Itron, Inc.(a)	3,120	128,107
Littelfuse, Inc.	2,200	117,920
Measurement Specialties, Inc.(a)	660	21,523
Mercury Computer Systems, Inc.(a)	1,410	11,555
Methode Electronics, Inc.	1,800	18,216
Mettler-Toledo International, Inc.(a)	1,455	246,433
MTS Systems Corp.	1,840	92,754
National Instruments Corp.	3,305	77,866
Newport Corp.(a)	1,250	13,525
Park Electrochemical Corp.	700	17,374
Plexus Corp.(a)	2,860	76,963

	Shares	Value
RadiSys Corp.(a)	18,810	$53,420
Rogers Corp.(a)	610	24,040
Rovi Corp.(a)	6,893	93,262
ScanSource, Inc.(a)	2,990	87,458
SYNNEX Corp.(a)	5,590	181,060
Tech Data Corp.(a)	3,950	175,025
Trimble Navigation, Ltd.(a)	5,060	238,731
TTM Technologies, Inc.(a)	6,650	59,850
Vishay Intertechnology, Inc.(a)	12,480	103,334
		3,547,555
ENERGY EQUIPMENT & SERVICES (1.9%)
Atwood Oceanics, Inc.(a)	2,290	109,462
Basic Energy Services, Inc.(a)	1,030	10,702
Bristow Group, Inc.	1,360	67,891
CARBO Ceramics, Inc.	1,370	101,312
Dril-Quip, Inc.(a)	1,900	131,594
Exterran Holdings, Inc.(a)	9,850	196,802
Geospace Technologies Corp.(a)	1,500	97,095
Gulf Island Fabrication, Inc.	470	11,153
Helix Energy Solutions Group, Inc.(a)	4,380	75,730
ION Geophysical Corp.(a)	5,700	36,822
Lufkin Industries, Inc.	1,950	97,520
Matrix Service Co.(a)	8,150	85,494
Oceaneering International, Inc.	4,870	254,846
Patterson-UTI Energy, Inc.	5,850	94,653
Pioneer Energy Services Corp.(a)	2,770	18,282
SEACOR Holdings, Inc.(a)	2,040	178,928
Superior Energy Services, Inc.(a)	4,720	95,958
TETRA Technologies, Inc.(a)	3,950	21,133
Tidewater, Inc.	1,990	94,545
Unit Corp.(a)	1,470	59,315
		1,839,237
FOOD & STAPLES RETAILING (0.6%)
Casey's General Stores, Inc.	3,470	178,878
Harris Teeter Supermarkets, Inc.	3,040	113,848
Nash Finch Co.	5,480	105,380
Spartan Stores, Inc.	7,080	101,669
United Natural Foods, Inc.(a)	1,790	95,300
		595,075
FOOD PRODUCTS (2.1%)
B&G Foods, Inc.	1,760	53,275
Calavo Growers, Inc.	610	14,402
Cal-Maine Foods, Inc.	730	31,485
Diamond Foods, Inc.	930	17,224
Flowers Foods, Inc.	4,852	95,536
Green Mountain Coffee Roasters, Inc.(a)	6,740	162,838
Hain Celestial Group, Inc.(a)	1,610	93,058
Hillshire Brands Co. (The)	3,140	81,671
Ingredion, Inc.	4,060	249,528
J & J Snack Foods Corp.	2,020	115,685
Lancaster Colony Corp.	1,540	112,081
Post Holdings, Inc.(a)	1,025	32,339
Ralcorp Holdings, Inc.(a)	2,050	147,990
Sanderson Farms, Inc.	2,860	129,529

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Seneca Foods Corp., Class A(a)	6,320	$180,657
Smithfield Foods, Inc.(a)	10,930	223,737
Snyders-Lance, Inc.	1,860	47,132
Tootsie Roll Industries, Inc.	1,101	29,342
TreeHouse Foods, Inc.(a)	3,010	161,186
		1,978,695
GAS UTILITIES (1.2%)
Atmos Energy Corp.	4,870	175,174
Energen Corp.	2,620	122,223
National Fuel Gas Co.	3,060	161,262
New Jersey Resources Corp.	1,560	69,358
Northwest Natural Gas Co.	980	45,599
Piedmont Natural Gas Co., Inc.	2,840	90,511
Questar Corp.	7,670	155,241
South Jersey Industries, Inc.	1,870	94,603
Southwest Gas Corp.	1,920	83,462
The Laclede Group, Inc.	1,640	68,290
UGI Corp.	5,640	182,115
WGL Holdings, Inc.	1,980	78,745
		1,326,583
HEALTH CARE EQUIPMENT & SUPPLIES (3.1%)
Abaxis, Inc.(a)	2,700	99,306
Align Technology, Inc.(a)	2,740	72,829
Allscripts Healthcare Solutions, Inc.(a)	10,056	129,924
Analogic Corp.	1,620	119,329
Bio-Rad Laboratories, Inc., Class A(a)	1,500	152,025
Cantel Medical Corp.	885	23,019
CONMED Corp.	1,470	40,660
Cyberonics, Inc.(a)	3,660	169,275
Greatbatch, Inc.(a)	1,050	23,079
Haemonetics Corp.(a)	2,530	206,701
Hanger Orthopedic Group, Inc.(a)	1,610	40,814
Hill-Rom Holdings, Inc.	2,520	70,787
Hologic, Inc.(a)	10,370	213,829
ICU Medical, Inc.(a)	2,930	173,837
IDEXX Laboratories, Inc.(a)	2,900	278,979
Integra LifeSciences Holdings(a)	890	34,043
Invacare Corp.	4,880	66,612
Masimo Corp.(a)	2,520	55,364
Meridian Bioscience, Inc.	1,840	36,340
Merit Medical Systems, Inc.(a)	1,625	23,465
Natus Medical, Inc.(a)	4,800	54,240
NuVasive, Inc.(a)	8,780	126,608
OSI Systems, Inc.(a)	1,700	134,725
Palomar Medical Technologies, Inc.(a)	890	7,681
ResMed, Inc.	7,480	298,750
STERIS Corp.	2,540	90,449
SurModics, Inc.(a)	910	16,362
Symmetry Medical, Inc.(a)	6,800	62,288
Thoratec Corp.(a)	4,270	152,439
West Pharmaceutical Services, Inc.	1,410	75,957
		3,049,716
HEALTH CARE PROVIDERS & SERVICES (4.4%)
Air Methods Corp.(a)	1,620	177,601

	Shares	Value
Almost Family, Inc.(a)	8,140	$168,742
Amedisys, Inc.(a)	17,419	192,306
AMERIGROUP Corp.(a)	3,750	342,524
AMN Healthcare Services, Inc.(a)	3,190	31,645
AmSurg Corp.(a)	2,020	57,610
Bio-Reference Laboratories, Inc.(a)	1,300	36,088
Centene Corp.(a)	2,080	78,998
Chemed Corp.	2,470	166,108
CorVel Corp.(a)	2,520	107,176
Cross Country Healthcare, Inc.(a)	20,660	90,904
CryoLife, Inc.	830	5,138
Gentiva Health Services, Inc.(a)	30,490	286,605
Health Net, Inc.(a)	6,870	147,842
Healthways, Inc.(a)	27,160	264,266
Henry Schein, Inc.(a)	4,430	326,844
IPC The Hospitalist Co.(a)	3,400	117,266
Kindred Healthcare, Inc.(a)	17,162	168,188
Landauer, Inc.	1,850	107,208
LHC Group, Inc.(a)	8,100	141,912
Magellan Health Services, Inc.(a)	3,770	189,066
Medifast, Inc.(a)	5,490	140,105
Molina Heathcare, Inc.(a)	5,825	146,033
Omnicare, Inc.	5,800	200,274
Owens & Minor, Inc.	6,085	173,240
PharMerica Corp.(a)	8,550	104,481
PSS World Medical, Inc.(a)	2,400	68,688
The Ensign Group, Inc.	4,000	116,640
VCA Antech, Inc.(a)	4,270	83,607
WellCare Group, Inc.(a)	1,570	74,732
		4,311,837
HEALTH CARE TECHNOLOGY (0.4%)
Computer Programs & Systems, Inc.	2,290	111,775
Healthstream, Inc.(a)	440	11,238
Medidata Solutions(a)	5,210	218,924
Omnicell, Inc.(a)	1,350	19,683
		361,620
HOTELS, RESTAURANTS & LEISURE (2.2%)
Biglari Holdings, Inc.(a)	274	96,889
Bob Evans Farms, Inc.	2,620	99,743
CEC Entertainment, Inc.	3,630	112,530
Cheesecake Factory	2,750	90,915
Cracker Barrel Old Country Store, Inc.	910	57,922
DineEquity, Inc.(a)	2,790	174,933
International Speedway Corp., Class A	1,400	35,700
Jack in the Box, Inc.(a)	3,940	102,479
LIFE TIME FITNESS, Inc.(a)	2,960	132,874
Marcus Corp.	1,730	18,857
Marriott Vacations Worldwide Corp.(a)	9,700	381,599
Panera Bread Co., Class A(a)	1,670	281,629
Papa John's International, Inc.(a)	2,270	121,036
Red Robin Gourmet Burgers, Inc.(a)	1,700	56,780
Ruby Tuesday, Inc.(a)	18,070	130,465
Ruth's Hospitality Group, Inc.(a)	9,200	61,180
Sonic Corp.(a)	3,250	32,403
Texas Roadhouse, Inc., Class A	3,520	57,306

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
The Wendy's Co.	23,700	$101,199
		2,146,439
HOUSEHOLD DURABLES (2.2%)
American Greetings Corp., Class A	7,640	131,179
Ethan Allen Interiors, Inc.	1,180	34,704
Fortune Brands Home & Security, Inc.(a)	5,950	169,218
iRobot Corp.(a)	3,520	63,254
Jarden Corp.	2,380	118,524
KB HOME	8,250	131,835
La-Z-Boy, Inc.(a)	6,060	98,293
M.D.C. Holdings, Inc.	1,530	58,507
M/I Homes, Inc.(a)	6,640	147,740
Meritage Homes Corp.(a)	1,220	45,116
Mohawk Industries, Inc.(a)	2,610	217,858
National Presto Industries, Inc.	820	60,967
NVR, Inc.(a)	157	141,887
Ryland Group, Inc.	1,960	66,385
Standard Pacific Corp.(a)	27,400	189,060
Tempur-Pedic International, Inc.(a)	3,530	93,333
Toll Brothers, Inc.(a)	5,590	184,526
Tupperware Corp.	3,070	181,437
Universal Electronics, Inc.(a)	2,840	48,734
		2,182,557
HOUSEHOLD PRODUCTS (0.7%)
Central Garden & Pet Co., Class A(a)	12,640	142,453
Church & Dwight Co., Inc.	6,190	314,204
Energizer Holdings, Inc.	2,350	171,480
Inter Parfums, Inc.	870	15,886
WD-40 Co.	1,690	80,883
		724,906
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Black Hills Corp.	1,620	57,947
INDUSTRIAL CONGLOMERATES (0.4%)
Carlisle Cos., Inc.	2,140	118,877
Koppers Holdings, Inc.	810	28,917
LSB Industries, Inc.(a)	680	27,384
Standex International Corp.	1,280	59,187
Teleflex, Inc.	1,470	99,887
Tredegar Industries, Inc.	1,010	17,140
		351,392
INSURANCE (5.1%)
Alleghany Corp.(a)	556	193,266
American Financial Group, Inc.	5,560	215,728
Amerisafe, Inc.(a)	800	21,000
Arthur J. Gallagher & Co.	4,360	154,518
Aspen Insurance Holdings, Ltd.	6,930	224,186
Brown & Brown, Inc.	4,680	119,574
eHealth, Inc.(a)	1,220	26,474
Employers Holdings, Inc.	1,610	29,383
Everest Re Group, Ltd.	2,670	296,503
Fidelity National Financial, Inc., Class A	13,520	289,462
First American Financial Corp.	17,730	403,357
HCC Insurance Holdings, Inc.	6,390	227,740

	Shares	Value
Horace Mann Educators Corp.	11,160	$214,384
Infinity Property & Casualty Corp.	2,060	117,647
Kemper Corp.	5,590	173,290
Meadowbrook Insurance Group, Inc.	6,490	36,474
Mercury General Corp.	1,560	63,227
Old Republic International Corp.	21,520	212,618
Presidential Life Corp.	8,240	115,195
ProAssurance Corp.	1,740	155,556
Protective Life Corp.	8,980	245,154
Reinsurance Group of America	4,670	247,135
RLI Corp.	1,210	82,498
Safety Insurance Group, Inc.	1,530	70,916
Selective Insurance Group, Inc.	6,600	122,034
StanCorp Financial Group, Inc.	4,100	140,835
Stewart Information Services Corp.	12,210	284,736
The Hanover Insurance Group, Inc.	5,150	185,967
The Navigators Group, Inc.(a)	310	16,455
Tower Group, Inc.	5,480	98,750
United Fire Group, Inc.	4,050	96,269
W.R. Berkley Corp.	5,570	216,617
		5,096,948
INTERNET & CATALOG RETAIL (0.1%)
HSN, Inc.	1,550	80,631
XO Group, Inc.(a)	1,670	13,444
		94,075
INTERNET SOFTWARE & SERVICES (2.5%)
AOL, Inc.(a)	3,600	123,588
Blucora, Inc.(a)	8,000	140,400
Blue Nile, Inc.(a)	1,650	62,321
Bottomline Technologies, Inc.(a)	1,550	36,270
comScore, Inc.(a)	3,750	53,138
Concur Technologies, Inc.(a)	2,790	184,782
DealerTrack Holdings, Inc.(a)	1,640	44,821
Digital River, Inc.(a)	1,750	25,095
Equinix, Inc.(a)	2,751	496,307
j2 Global, Inc.	3,520	105,741
Liquidity Services, Inc.(a)	1,690	69,679
LivePerson, Inc.(a)	5,410	84,883
Microstrategy, Inc., Class A(a)	1,050	99,194
OpenTable, Inc.(a)	3,260	153,122
Perficient, Inc.(a)	1,680	19,102
PetMed Express, Inc.	1,660	18,094
Rackspace Hosting, Inc.(a)	5,860	373,223
Stamps.com, Inc.(a)	2,410	66,323
TIBCO Software, Inc.(a)	6,170	155,546
United Online, Inc.	15,500	83,080
ValueClick, Inc.(a)	3,360	56,011
Websense, Inc.(a)	4,500	59,490
		2,510,210
IT SERVICES (2.2%)
Acxiom Corp.(a)	3,380	61,685
Alliance Data Systems Corp.(a)	2,870	410,553
Broadridge Financial Solutions, Inc.	5,090	116,816
CACI International, Inc., Class A(a)	2,910	146,751

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Ciber, Inc.(a)	16,910	$52,759
Convergys Corp.	5,370	90,270
CSG Systems International, Inc.(a)	1,950	40,190
DST Systems, Inc.	1,280	73,011
Exlservice Holdings, Inc.(a)	420	12,449
Gartner, Inc.(a)	4,390	203,740
iGATE Corp.(a)	1,430	22,952
LogMeIn, Inc.(a)	3,430	84,652
ManTech International Corp., Class A	970	22,281
MAXIMUS, Inc.	3,340	184,301
NCI, Inc.,, Class A(a)	10,100	56,762
Sourcefire, Inc.(a)	3,890	166,453
Sykes Enterprises, Inc.(a)	1,670	22,745
Synchronoss Technologies, Inc.(a)	2,540	52,045
VeriFone Systems, Inc.(a)	5,630	166,873
Virtusa Corp.(a)	970	16,645
Wex, Inc.(a)	2,800	206,584
		2,210,517
LEISURE EQUIPMENT & PRODUCTS (0.9%)
Arctic Cat, Inc.(a)	450	16,322
Brunswick Corp.	3,440	81,150
Callaway Golf Co.	17,090	93,311
JAKKS Pacific, Inc.	2,880	37,181
MarineMax, Inc.(a)	20,290	166,987
Polaris Industries, Inc.	3,260	275,469
Pool Corp.	1,910	80,449
Sturm Ruger & Co., Inc.	3,340	157,748
		908,617
LIFE SCIENCES TOOLS AND SERVICES (0.4%)
Affymetrix, Inc.(a)	4,370	13,853
Cambrex Corp.(a)	1,930	23,314
Charles River Laboratories International, Inc.(a)	2,310	86,209
Covance, Inc.(a)	3,220	156,846
Enzo Biochem, Inc.(a)	9,620	19,240
Luminex Corp.(a)	3,220	51,778
PAREXEL International Corp.(a)	2,540	77,953
		429,193
MACHINERY (3.7%)
3d Systems Corp.(a)	1,490	64,815
Actuant Corp., Class A	2,720	76,813
AGCO Corp.(a)	4,200	191,142
Albany International Corp., Class A	1,150	25,266
Applied Industrial Technologies, Inc.	1,500	60,885
Astec Industries, Inc.(a)	690	19,872
Barnes Group, Inc.	2,090	47,819
Briggs & Stratton Corp.	6,660	131,535
Cascade Corp.	230	14,948
CIRCOR International, Inc.	650	22,419
CLARCOR, Inc.	1,850	83,694
Crane Co.	1,730	72,625
Donaldson Co., Inc.	6,580	212,337
EnPro Industries, Inc.(a)	810	29,614
Federal Signal Corp.(a)	4,620	26,657

	Shares	Value
Gardner Denver, Inc.	2,130	$147,673
Graco, Inc.	2,110	101,407
Harsco Corp.	5,320	106,347
IDEX Corp.	3,210	136,521
Intevac, Inc.(a)	10,210	51,050
John Bean Technologies Corp.	1,435	22,128
Kaydon Corp.	1,260	28,174
Kennametal, Inc.	2,950	104,489
Lincoln Electric Holdings, Inc.	3,140	136,182
Lindsay Manufacturing Co.	1,200	91,644
Lydall, Inc.(a)	7,640	98,632
Mueller Industries, Inc.	1,430	62,634
Nordson Corp.	1,880	110,976
Oshkosh Truck Corp.(a)	9,830	294,702
Robbins & Myers, Inc.	1,520	90,106
SPX Corp.	1,630	111,802
Tennant Co.	600	22,452
Terex Corp.(a)	7,360	165,968
The Timken Co.	2,900	114,521
Toro Co.	4,060	171,413
Trinity Industries, Inc.	3,240	101,347
Valmont Industries, Inc.	1,530	206,703
Watts Water Technologies, Inc.	1,160	46,667
		3,603,979
MARINE (0.4%)
Huntington Ingalls Industries, Inc.(a)	5,680	240,718
Kirby Corp.(a)	2,000	114,960
Matson, Inc.	1,500	31,875
Overseas Shipholding Group, Inc.	6,010	6,731
		394,284
MEDIA (1.0%)
Cinemark Holdings, Inc.	2,140	52,837
Digital Generation, Inc.(a)	7,380	68,634
DreamWorks Animation SKG, Inc., Class A(a)	3,270	66,610
Harte-Hanks, Inc.	5,190	28,908
Lamar Advertising Co., Class A(a)	2,300	90,275
Live Nation, Inc.(a)	9,872	90,329
Meredith Corp.	1,630	54,556
Scholastic Corp.	3,510	115,795
The E.W. Scripps Co., Class A(a)	6,870	72,891
The New York Times Co., Class A(a)	12,500	102,250
Valassis Communications, Inc.(a)	5,280	137,385
Wiley John And Sons, Class A	1,890	81,988
		962,458
METALS & MINING (1.6%)
A.M. Castle & Co.(a)	5,570	67,676
AK Steel Holding Corp.	7,750	39,060
AMCOL International Corp.	950	30,001
Carpenter Technology Corp.	1,520	73,887
Century Aluminum Co.(a)	7,870	56,271
Commercial Metals Co.	8,820	121,363
Compass Minerals International, Inc.	2,090	164,797
Gibraltar Industries, Inc.(a)	1,270	15,824

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Globe Specialty Metals, Inc.	360	$5,411
Haynes International, Inc.	310	15,711
Kaiser Aluminum Corp.	480	29,078
Materion Corp.	3,740	78,353
Olympic Steel, Inc.	3,390	61,020
Reliance Steel & Aluminum Co.	3,420	185,842
Royal Gold, Inc.	3,840	338,226
RTI International Metals, Inc.(a)	1,150	26,209
Steel Dynamics, Inc.	12,420	157,113
SunCoke Energy, Inc.(a)	3,480	55,924
Worthington Industries, Inc.	4,240	91,669
		1,613,435
MULTILINE RETAIL (0.7%)
Fred's, Inc.	8,880	120,324
Saks, Inc.(a)	10,390	106,809
The Andersons, Inc.	2,750	108,020
Tuesday Morning Corp.(a)	54,800	327,156
		662,309
MULTI-UTILITIES (0.9%)
Alliant Energy Corp.	4,320	193,104
Avista Corp.	2,760	70,159
CH Energy Group, Inc.	360	23,411
MDU Resources Group, Inc.	7,640	166,017
OGE Energy Corp.	3,700	213,046
PNM Resources, Inc.	3,530	78,225
Vectren Corp.	3,470	102,608
		846,570
OFFICE ELECTRONICS (0.1%)
Zebra Technologies Corp., Class A(a)	3,170	113,898
OIL, GAS & CONSUMABLE FUELS (2.4%)
Alpha Natural Resources, Inc.(a)	9,950	85,272
Approach Resources, Inc.(a)	2,640	65,023
Arch Coal, Inc.	10,500	83,580
Bill Barrett Corp.(a)	4,210	96,451
Cimarex Energy Co.	3,870	221,287
Cloud Peak Energy, Inc.(a)	760	16,036
Comstock Resources, Inc.(a)	2,010	34,411
Contango Oil & Gas Co.(a)	2,230	109,627
Dresser-Rand Group, Inc.(a)	3,980	205,089
Forest Oil Corp.(a)	4,290	32,518
Gulfport Energy Corp.(a)	1,760	58,397
HollyFrontier Corp.	9,998	386,223
Hornbeck Offshore Services, Inc.(a)	1,370	47,457
Northern Oil and Gas, Inc.(a)	4,550	68,978
Oil States International, Inc.(a)	2,370	173,247
PDC Energy, Inc.(a)	890	26,940
Penn Virginia Corp.	1,910	8,633
PetroQuest Energy, Inc.(a)	3,140	19,154
Plains Exploration & Production Co.(a)	4,870	173,664
Quicksilver Resources, Inc.(a)	8,140	31,502
Rosetta Resources, Inc.(a)	2,760	127,070
SM Energy Co.	2,700	145,584
Stone Energy Corp.(a)	1,900	44,821
Swift Energy Co.(a)	1,680	28,073

	Shares	Value
World Fuel Services Corp.	4,720	$163,784
		2,452,821
PAPER & FOREST PRODUCTS (0.6%)
Buckeye Technologies, Inc.	1,650	43,230
Clearwater Paper Corp.(a)	950	37,563
Deltic Timber Corp.	1,360	92,290
Domtar Corp.	1,190	94,903
KapStone Paper and Packaging Corp.(a)	2,070	45,478
Louisiana-Pacific Corp.(a)	9,220	145,583
Neenah Paper, Inc.	3,170	82,103
Wausau-Mosinee Paper Corp.	10,120	83,692
		624,842
PERSONAL PRODUCTS (0.1%)
Blyth, Inc.	324	7,400
Helen of Troy, Ltd.(a)	1,400	42,308
Prestige Brands Holdings, Inc.(a)	1,830	31,824
		81,532
PHARMACEUTICALS (1.3%)
Akorn, Inc.(a)	4,840	58,128
Cubist Pharmaceuticals, Inc.(a)	5,180	222,222
Endo Pharmaceuticals Holdings, Inc.(a)	6,920	198,327
Hi Tech Pharmacal Co., Inc.(a)	3,910	122,579
Medicis Pharmaceutical Corp., Class A	4,270	185,361
Questcor Pharmaceuticals, Inc.	4,610	117,463
Salix Pharmaceutical, Ltd.(a)	3,080	120,243
The Medicines Co.(a)	6,970	152,782
ViroPharma, Inc.(a)	5,720	144,430
		1,321,535
PROFESSIONAL SERVICES (0.2%)
Insperity, Inc.	1,960	51,176
Nolan Co.(a)	12,510	57,921
Towers Watson & Co., Class A	1,840	98,826
		207,923
RADIO BROADCASTING (0.1%)
Arbitron, Inc.	2,730	99,263
REAL ESTATE INVESTMENT TRUST (6.1%)
Acadia Realty Trust	2,257	57,960
Alexandria Real Estate Equities, Inc.	2,030	142,973
American Campus Communities, Inc.	2,770	125,509
BioMed Realty Trust, Inc.	5,700	108,984
BRE Properties, Inc.	2,950	142,633
Camden Property Trust	2,800	183,764
Cedar Shopping Centers, Inc.	10,090	53,376
Colonial Properties Trust	3,380	73,109
Corporate Office Properties Trust	3,390	84,581
Cousins Properties, Inc.	5,215	43,858
DiamondRock Hospitality Co.	7,410	62,837
Duke Realty Corp.	10,230	148,130
Eastgroup Properties, Inc.	1,870	97,352
Entertainment Properties Trust	1,870	83,122
Equity One, Inc.	1,850	38,665
Essex Property Trust, Inc.	1,570	235,500

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Extra Space Storage, Inc.	3,630	$125,199
Federal Realty Investment Trust	2,730	294,375
Franklin Street Properties Corp.	3,250	37,083
Getty Realty Corp.	810	14,831
Healthcare Realty Trust, Inc.	2,800	65,772
Highwood Properties, Inc.	2,760	89,010
Home Properties, Inc.	2,350	142,857
Hospitality Properties Trust	5,360	123,923
Inland Real Estate Corp.	4,470	36,520
Kilroy Realty Corp.	2,280	101,255
Kite Realty Group Trust	6,380	34,899
LaSalle Hotel Properties	3,180	76,129
Lexington Corp. Properties Trust	6,935	65,813
Liberty Property Trust	4,450	156,284
LTC Properties, Inc.	1,020	33,670
Macerich Co.	4,755	271,035
Mack-Cali Realty Corp.	3,380	87,846
Medical Properties Trust, Inc.	6,080	69,798
Mid-America Apartment Communities, Inc.	2,220	143,656
National Retail Properties, Inc.	3,860	122,285
OMEGA Healthcare Investors, Inc.	3,890	89,237
Parkway Properties, Inc.	4,820	66,371
Pennsylvania Real Estate Investment Trust	2,200	36,366
Post Properties, Inc.	1,940	94,691
Potlatch Corp.	1,430	55,026
PS Business Parks, Inc.	1,360	87,217
Rayonier, Inc.	4,470	219,075
Realty Income Corp.	4,990	195,957
Regency Centers Corp.	3,530	169,511
Saul Centers, Inc.	530	22,933
Senior Housing Properties Trust	6,050	132,979
SL Green Realty Corp.	3,000	225,900
Sovran Self Storage, Inc.	1,060	61,268
Tanger Factory Outlet Center	3,240	101,963
Taubman Centers, Inc.	2,680	210,514
UDR, Inc.	8,321	201,951
Universal Health Realty Income Trust	430	21,259
Urstadt Biddle Properties, Inc., Class A	1,190	22,539
Weingarten Realty Investors	4,610	124,470
		5,913,820
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.1%)
Alexander & Baldwin, Inc.(a)	1,500	43,395
Forestar Group, Inc.(a)	1,500	24,015
Jones Lang LaSalle, Inc.	1,360	105,726
		173,136
ROAD & RAIL (1.5%)
Arkansas Best Corp.	4,310	34,696
Atmel Corp.(a)	18,910	88,215
Con-way, Inc.	4,340	126,337
Genesee & Wyoming, Inc.(a)	2,280	165,232
Heartland Express, Inc.	2,863	39,939
J.B. Hunt Transport Services, Inc.	4,400	258,280
Kansas City Southern	3,730	300,115
Knight Transportation, Inc.	2,960	44,755
Landstar System, Inc.	1,740	88,131

	Shares	Value
Old Dominion Freight Line, Inc.(a)	2,590	$86,869
Wabtec Corp.	2,340	191,646
Werner Enterprises, Inc.	1,870	43,309
		1,467,524
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.5%)
Advanced Energy Industries, Inc.(a)	4,920	58,105
ATMI, Inc.(a)	1,250	24,688
Brooks Automation, Inc.	2,850	20,577
Cabot Microelectronics Corp.	2,280	67,944
CEVA, Inc.(a)	2,430	36,815
Cirrus Logic, Inc.(a)	8,750	356,649
Cohu, Inc.	6,040	53,152
Cree, Inc.(a)	4,350	131,936
Cymer, Inc.(a)	2,370	188,864
Cypress Semiconductor Corp.	6,170	61,145
Diodes, Inc.(a)	1,610	24,408
DSP Group, Inc.(a)	3,390	18,645
Entropic Communications, Inc.(a)	17,590	84,608
Exar Corp.(a)	13,520	115,596
Fairchild Semiconductor International, Inc.(a)	6,950	81,732
FEI Co.	1,290	71,015
GT Advanced Technologies, Inc.(a)	13,180	57,201
Hittite Microwave Corp.(a)	3,200	181,248
Integrated Device Technology, Inc.(a)	6,170	33,565
International Rectifier Corp.(a)	4,730	73,268
Intersil Corp., Class A	5,590	39,410
Kopin Corp.(a)	6,100	22,936
Kulicke & Soffa Industries, Inc.(a)	14,120	144,871
MEMC Electronic Materials, Inc.(a)	38,410	96,793
Micrel, Inc.	2,500	24,225
Microsemi Corp.(a)	3,180	61,056
MKS Instruments, Inc.	1,880	44,424
Monolithic Power Systems, Inc.(a)	1,430	27,785
Nanometrics, Inc.(a)	740	10,182
Pericom Semiconductor Corp.(a)	5,790	44,757
Power Integrations, Inc.	3,690	109,150
QLogic Corp.(a)	4,590	43,054
RF Micro Devices, Inc.(a)	12,820	56,536
Rubicon Technology, Inc.(a)	9,050	78,645
Rudolph Technologies, Inc.(a)	1,620	15,406
Semtech Corp.(a)	4,880	121,854
Sigma Designs, Inc.(a)	13,750	81,675
Silicon Laboratories, Inc.(a)	3,710	149,958
Skyworks Solutions, Inc.(a)	7,150	167,310
Supertex, Inc.(a)	390	7,453
Tessera Technologies	1,970	27,915
TriQuint Semiconductor, Inc.(a)	8,240	38,728
Ultratech, Inc.(a)	830	25,655
Veeco Instruments, Inc.(a)	6,590	202,312
Volterra Semiconductor Corp.(a)	4,390	79,766
		3,463,017
SOFTWARE (3.4%)
ACI Worldwide, Inc.(a)	2,510	98,141
Advent Software, Inc.(a)	2,440	52,948
ANSYS, Inc.(a)	4,439	314,635

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Blackbaud, Inc.	3,260	$77,490
Cadence Design Systems, Inc.(a)	10,070	127,486
CommVault Systems, Inc.(a)	3,890	243,007
Ebix, Inc.	5,080	110,693
EPIQ Systems, Inc.	1,915	23,382
FactSet Research Systems, Inc.	2,250	203,738
Fair Isaac Corp.	1,320	61,512
Informatica Corp.(a)	5,990	162,569
Interactive Intelligence Group, Inc.(a)	2,800	88,788
Jack Henry & Associates, Inc.	4,770	181,260
JDA Software Group, Inc.(a)	3,360	128,150
Manhattan Associates, Inc.(a)	1,840	110,400
Mentor Graphics Corp.(a)	3,880	60,218
MICROS Systems, Inc.(a)	3,750	170,213
Monotype Imaging Holdings, Inc.	1,050	16,076
NetScout Systems, Inc.(a)	4,380	108,317
OPNET Technologies, Inc.	2,340	99,286
Parametric Technology Corp.(a)	4,670	94,241
Progress Software Corp.(a)	2,530	49,892
Quality Systems, Inc.	4,070	71,022
Solarwinds, Inc.(a)	3,810	192,748
Solera Holdings, Inc.	4,070	190,517
Synopsys, Inc.(a)	5,820	187,404
Tyler Technologies, Inc.(a)	3,290	157,295
		3,381,428
SPECIALTY RETAIL (5.2%)
Aaron's, Inc.	3,060	94,340
Advance Auto Parts, Inc.	3,990	283,050
Aeropostale, Inc.(a)	3,590	42,901
American Eagle Outfitters, Inc.	7,940	165,708
Ann, Inc.(a)	1,980	69,617
Ascena Retail Group, Inc.(a)	5,416	107,237
Barnes & Noble, Inc.(a)	6,520	109,797
Big 5 Sporting Goods Corp.	12,200	108,946
Cabela's, Inc.(a)	2,640	118,298
Cato Corp.	1,300	36,894
Chico's FAS, Inc.	7,450	138,570
Children's Place Retail Stores, Inc.(a)	2,090	122,119
Christopher & Banks Corp.(a)	23,630	73,726
Coldwater Creek, Inc.(a)	13,352	55,411
Dick's Sporting Goods, Inc.	3,500	175,000
Finish Line, Inc., Class A	2,247	46,749
Foot Locker, Inc.	5,980	200,330
Genesco, Inc.(a)	2,140	122,622
Group 1 Automotive, Inc.	2,440	151,304
Guess?, Inc.	2,780	68,888
Haverty Furniture Cos., Inc.	6,010	90,210
Hibbett Sports, Inc.(a)	2,790	150,632
Hot Topic, Inc.	3,140	27,004
Jos. A. Bank Clothiers, Inc.(a)	3,113	145,657
Kirkland's, Inc.(a)	840	8,056
Lithia Motors, Inc., Class A	3,720	127,224
Lumber Liquidators Holdings, Inc.(a)	990	55,262
Men's Wearhouse, Inc.	2,070	67,875
Movado Group, Inc.	650	20,599
Office Depot, Inc.(a)	38,070	94,414

	Shares	Value
OfficeMax, Inc.	35,420	$260,336
Rent-A-Center, Inc.	2,410	80,325
Rue21, Inc.(a)	3,970	119,537
Select Comfort Corp.(a)	2,040	56,773
Signet Jewelers, Ltd.	3,090	159,938
Sonic Automotive, Inc., Class A	8,430	163,542
Stage Stores, Inc.	9,102	222,999
Stein Mart, Inc.(a)	18,840	148,082
The Pep Boys – Manny Moe & Jack	10,020	100,100
Tractor Supply Co.	3,710	357,049
Vitamin Shoppe, Inc.(a)	2,800	160,272
Williams-Sonoma, Inc.	3,390	156,720
Zale Corp.(a)	18,220	130,820
Zumiez, Inc.(a)	860	21,767
		5,216,700
TEXTILES APPAREL & LUXURY GOODS (2.8%)
Brown Shoe Co., Inc.	16,945	267,392
Carter's, Inc.(a)	3,970	214,618
Crocs, Inc.(a)	3,730	46,998
Deckers Outdoor Corp.(a)	2,470	70,716
Fifth & Pacific Cos., Inc.(a)	4,270	46,885
Hanesbrands, Inc.(a)	3,830	128,190
Iconix Brand Group, Inc.(a)	3,300	61,083
K-Swiss, Inc., Class A(a)	1,650	3,762
Maidenform Brands, Inc.(a)	1,170	21,891
Oxford Industries, Inc.	430	23,856
Perry Ellis International, Inc.(a)	11,930	246,235
PVH Corp.	3,650	401,465
Quiksilver, Inc.(a)	35,420	113,344
Skechers U.S.A., Inc., Class A(a)	12,470	207,002
Steven Madden Ltd.(a)	4,235	181,766
The Buckle, Inc.	3,415	154,256
The Warnaco Group, Inc.(a)	2,800	197,624
True Religion Apparel, Inc.	3,740	95,931
Under Armour, Inc., Class A(a)	5,040	263,390
UniFirst Corp.	390	27,132
Wolverine World Wide, Inc.	3,020	126,447
		2,899,983
THRIFTS & MORTGAGE FINANCE (1.0%)
Astoria Financial Corp.	17,070	171,212
Bank Mutual Corp.	7,130	32,156
Brookline Bancorp, Inc.	4,000	33,920
Dime Community Bancshares, Inc.	1,490	21,605
First Niagara Financial Group, Inc.	20,150	166,842
New York Community Bancorp, Inc.	19,610	271,795
Northwest Bancshares, Inc.	3,000	35,700
Oritani Financial Corp.	670	10,238
TrustCo Bank Corp. NY	3,990	22,264
Washington Federal, Inc.	7,580	127,192
Webster Financial Corp.	3,150	69,300
		962,224
TRADING COMPANIES & DISTRIBUTORS (0.5%)
GATX Corp.	1,840	76,286
Kaman Corp., Class A	940	34,968

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Lawson Products, Inc.	4,820	$34,270
MSC Industrial Direct Co., Inc., Class A	2,280	170,088
United Rentals, Inc.(a)	2,910	118,321
Watsco, Inc.	2,080	142,168
		576,101
WATER UTILITIES (0.2%)
American States Water Co.	1,550	68,231
Aqua America, Inc.	4,810	122,126
Calgon Carbon Corp.(a)	2,170	26,886
		217,243
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Cbeyond, Inc.(a)	1,990	15,243
Neutral Tandem, Inc.	2,170	10,025
NTELOS Holding Corp.	750	11,438
Telephone & Data Systems, Inc.	7,630	189,758
USA Mobility, Inc.	1,190	13,150
		239,614
TOTAL COMMON STOCKS		98,852,621

	Shares	Value
RIGHT (0.0%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
Gerber Scientific, Inc.	9,000	$90
TOTAL RIGHT		90
MONEY MARKET FUND (1.1%)
Federated Government Obligations Fund, 0.04%(b)	1,079,778	1,079,778
TOTAL MONEY MARKET FUND		1,079,778
TOTAL INVESTMENTS (COST $85,490,322) 100.6%		99,932,489
LIABILITIES IN EXCESS OF OTHER ASSETS (0.6%)		(572,787)
NET ASSETS 100.0%		$99,359,702
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of October 31, 2012.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
United Kingdom	19.5%
Canada	18.3
Brazil	8.8
Japan	7.7
Taiwan	4.0
Hong Kong	3.8
Mexico	3.7
Germany	3.6
Netherlands	3.5
Australia	3.0
Republic of Korea (South)	2.6
Switzerland	2.6
Spain	2.5
France	2.4
China	2.1
United States	1.7
Chile	1.7
Italy	1.3
India	1.2
South Africa	1.1
Colombia	0.9
Cayman Islands	0.7
Ireland (Republic of)	0.5
Norway	0.5
Sweden	0.4
Indonesia	0.3
Peru	0.3
Jersey	0.2
Philippines	0.2
Bermuda	0.2
Russian Federation	0.2
Belgium	0.1
Luxembourg	0.1
Portugal	0.1
Finland	0.1
Greece	0.0
Total Investments	99.9%
*	Percentages indicated are based on net assets as of October 31, 2012.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.1%)
AEROSPACE & DEFENSE (0.1%)
Embraer SA, Sponsored ADR	4,400	$122,804
AIRLINES (0.4%)
Latam Airlines Group SA, Sponsored ADR	12,610	312,602
Ryanair Holdings PLC, Sponsored ADR(a)	4,220	136,095
		448,697
AUTO COMPONENTS (0.2%)
Magna International, Inc., Class A	3,460	153,659
AUTOMOBILES (2.6%)
Honda Motor Co., Ltd., Sponsored ADR	26,090	786,874
Toyota Motor Corp., Sponsored ADR	21,960	1,701,241
		2,488,115
BEVERAGES (0.9%)
Fomento Economico	9,250	838,143
CAPITAL MARKETS (2.1%)
Credit Suisse Group, Sponsored ADR	14,930	348,466
Deutsche Bank AG, Registered Shares	12,690	580,060
Nomura Holdings, Inc., Sponsored ADR	46,630	167,868
UBS AG, Registered Shares	52,013	781,236
		1,877,630
CHEMICALS (1.9%)
Agrium, Inc.	3,310	349,337
Potash Corp. of Saskatchewan, Inc.	13,325	537,931
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	5,630	325,696
Syngenta AG, Sponsored ADR	9,040	704,758
		1,917,722
COMMERCIAL BANKS (17.8%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	71,110	590,213
Banco Bradesco SA, Sponsored ADR	69,060	1,081,480
Banco de Chile, Sponsored ADR	1,575	139,261
Banco Santander Central Hispano SA, Sponsored ADR	137,610	1,026,570
Banco Santander Chile, Sponsored ADR	3,974	108,058
Bank of Montreal	12,740	753,189
Bank of Nova Scotia	19,990	1,087,056
Barclays PLC, Sponsored ADR	39,890	590,372
Canadian Imperial Bank of Commerce	8,080	634,926
Credicorp Ltd.	1,390	179,783
HDFC Bank Ltd., Sponsored ADR	9,820	367,170
HSBC Holdings PLC, Sponsored ADR	55,420	2,735,530
ICICI Bank Ltd., Sponsored ADR	6,160	241,780
Itau Unibanco Banco Multiplo SA, Sponsored ADR	80,977	1,180,644
Lloyds TSB Group PLC, Sponsored ADR(a)	136,245	356,962
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	198,170	889,783
Mizuho Financial Group, Inc., Sponsored ADR	155,290	482,952
National Bank of Greece S.A., Sponsored ADR(a)	5,901	13,985

	Shares	Value
Royal Bank of Canada	23,670	$1,349,900
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	9,138	81,694
Shinhan Financial Group Co., Ltd., Sponsored ADR	16,780	574,212
The Toronto-Dominion Bank	15,580	1,267,277
Westpac Banking Corp., Sponsored ADR	9,310	1,229,292
		16,962,089
COMMUNICATIONS EQUIPMENT (0.5%)
Alcatel-Lucent, Sponsored ADR(a)	26,530	27,591
Nokia Oyj, Sponsored ADR	50,720	135,422
Research In Motion Ltd.(a)	5,460	43,298
Telefonektiebolaget LM Ericsson, Sponsored ADR	44,920	399,339
		605,650
CONSTRUCTION MATERIALS (0.5%)
Cemex SA de CV, Sponsored ADR(a)	31,490	284,670
CRH PLC, Sponsored ADR	10,660	198,809
		483,479
CONSUMER FINANCE (0.2%)
Orix Corp., Sponsored ADR	4,250	218,238
DISTRIBUTORS (0.6%)
CANON, Inc., Sponsored ADR	18,620	598,633
DIVERSIFIED CONSUMER SERVICES (1.0%)
Baidu, Inc., Sponsored ADR(a)	5,880	626,926
Reed Elsevier NV, Sponsored ADR	9,103	244,233
		871,159
DIVERSIFIED FINANCIAL SERVICES (1.8%)
Bancolombia SA, Sponsored ADR	4,030	258,001
ING Groep NV, Sponsored ADR(a)	48,550	430,153
KB Financial Group, Inc., Sponsored ADR	13,450	457,973
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	102,330	619,097
		1,765,224
DIVERSIFIED TELECOMMUNICATION SERVICES (4.9%)
BCE, Inc.	20,145	879,530
BT Group PLC, Sponsored ADR	14,910	512,606
China Unicom Ltd., Sponsored ADR	12,475	200,723
France Telecom SA, Sponsored ADR	31,740	356,123
Nippon Telegraph & Telephone Corp., Sponsored ADR	28,240	644,437
Oi SA, Sponsored ADR	10,860	43,440
Portugal Telecom SGPS SA, Sponsored ADR	15,030	75,300
PT Telekomunikasi Indonesia, Sponsored ADR	7,900	321,135
Telecom Italia S.p.A., Sponsored ADR	13,160	120,940
Telefonica Brasil SA, Sponsored ADR	9,071	199,743
Telefonica SA, Sponsored ADR	61,320	805,745
Telus Corp.	9,050	582,006
		4,741,728

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
ELECTRIC UTILITIES (1.0%)
Centrais Electricas Brasileiras SA, Sponsored ADR	9,630	$53,543
Companhia Energetica de Minas Gerais, Sponsored ADR	23,336	279,798
CPFL Energia SA, Sponsored ADR	6,510	151,618
Enersis SA, Sponsored ADR	12,320	208,701
Korea Electric Power Corp., Sponsored ADR(a)	19,670	253,546
		947,206
ELECTRICAL EQUIPMENT (0.8%)
ABB Ltd., Sponsored ADR	34,420	621,625
NIDEC Corp., Sponsored ADR	8,470	150,258
		771,883
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
Kyocera Corp., Sponsored ADR	3,270	290,376
Panasonic Corp., Sponsored ADR	28,460	157,384
		447,760
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.1%)
LG Display Co., Ltd.(a)	7,040	104,474
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	3,080	115,870
FOOD & STAPLES RETAILING (0.8%)
Cencosud SA	14,330	231,716
Companhia Brasileira de Distribuicao Grupo, Sponsored Preferred ADR	4,140	193,504
Delhaize Group, Sponsored ADR	2,550	97,512
Tim Hortons, Inc.	6,070	301,558
		824,290
FOOD PRODUCTS (2.8%)
BRF-Brasil Foods SA, Sponsored ADR	27,500	503,800
Unilever NV, NY Shares	35,600	1,306,164
Unilever PLC, Sponsored ADR	25,664	957,011
		2,766,975
HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Qiagen NV(a)	13,000	226,850
Smith & Nephew PLC, Sponsored ADR	7,410	392,508
		619,358
HEALTH CARE PROVIDERS & SERVICES (1.0%)
Fresenius Medical Care AG & Co., Sponsored ADR	6,410	451,136
Shire PLC, Sponsored ADR	5,440	459,082
		910,218
HOTELS RESTAURANTS & LEISURE (0.2%)
Intercontinental Hotels Group PLC, Sponsored ADR	6,607	162,664
HOUSEHOLD DURABLES (0.5%)
Koninklijke Royal Philips Electronics NV, NY Shares	17,855	447,803

	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Companhia Paranaense de Energia-Copel, Sponsored ADR	6,010	$88,708
Empresa Nacional de Electricidad SA, Sponsored ADR	7,060	337,962
		426,670
INDUSTRIAL CONGLOMERATES (1.3%)
Siemens AG, Sponsored ADR	13,300	1,342,103
INSURANCE (2.5%)
Aegon NV, NY Shares	14,094	78,645
Aviva PLC, Sponsored ADR	19,800	213,444
China Life Insurance Co., Ltd., Sponsored ADR	18,850	832,793
Manulife Financial Corp.	26,030	322,251
Prudential PLC, Sponsored ADR	22,910	629,567
Sun Life Financial, Inc.	11,750	291,400
		2,368,100
MACHINERY (0.3%)
Kubota Corp., Sponsored ADR	4,690	240,409
MARINE (0.2%)
Carnival PLC, Sponsored ADR	5,600	221,368
MEDIA (2.1%)
Grupo Televisa SA, Sponsored ADR	17,250	389,850
Pearson PLC, Sponsored ADR	22,760	457,476
Reed Elsevier PLC, Sponsored ADR	6,657	260,089
Shaw Communications, Inc., Class B	13,570	296,369
Thomson Reuters Corp.	11,478	324,368
WPP PLC, Sponsored ADR	5,810	375,558
		2,103,710
METALS & MINING (10.7%)
Agnico-Eagle Mines Ltd.	2,550	144,050
AngloGold Ashanti Ltd., Sponsored ADR	8,770	298,005
ArcelorMittal, NY Shares	9,980	147,405
Barrick Gold Corp.	15,180	614,790
BHP Billiton Ltd., Sponsored ADR	23,210	1,641,876
BHP Billiton PLC, Sponsored ADR	15,620	999,368
Cameco Corp.	5,840	113,004
Cia Vale Do Rio, Sponsored Preferred ADR	75,480	1,342,790
Companhia Siderurgica Nacional SA, Sponsored ADR	10,760	58,534
Compania de Minas Buenaventura SA, Sponsored ADR	7,660	273,922
Eldorado Gold Corp.	9,050	134,121
Gerdau SA, Sponsored ADR	25,200	221,508
Gold Fields Ltd., Sponsored ADR	17,110	214,046
Goldcorp, Inc.	12,267	554,836
IAMGOLD Corp.	5,430	84,654
Kinross Gold Corp.	16,860	168,431
POSCO, Sponsored ADR	12,150	952,316
Randgold Resources Ltd., Sponsored ADR	1,380	165,034
Rio Tinto PLC, Sponsored ADR	17,492	874,250
Silver Wheaton Corp.	4,820	195,210
Southern Copper Corp.	4,473	170,421

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Teck Resources Ltd.	5,953	$189,782
Vale SA, Sponsored Preferred ADR	25,070	459,282
Yamana Gold, Inc.	12,420	251,008
		10,268,643
MULTI-UTILITIES (1.3%)
National Grid PLC, Sponsored ADR	16,600	946,366
Transalta Corp.	12,910	206,302
Veoilia Environnement, Sponsored ADR	7,710	76,637
		1,229,305
OIL, GAS & CONSUMABLE FUELS (20.0%)
BP PLC, Sponsored ADR	47,970	2,057,432
Canadian Natural Resources Ltd.	15,260	460,852
Cenovus Energy, Inc.	11,490	405,712
China Petroleum & Chemical Corp., ADR	6,780	713,324
CNOOC Ltd., Sponsored ADR	5,778	1,187,668
Ecopetrol SA, Sponsored ADR	9,580	567,231
Enbridge, Inc.	16,520	657,000
EnCana Corp.	9,950	224,373
Enerplus Corp.	1,630	26,210
ENI S.p.A., Sponsored ADR	20,570	943,958
Imperial Oil Ltd.	5,870	257,693
Nexen, Inc.	7,020	167,778
Penn West Petroleum Ltd.	5,800	75,342
PetroChina Co., Ltd., Sponsored ADR	8,015	1,088,116
Petroleo Brasileiro SA, Class A, Sponsored ADR	34,910	740,441
Petroleo Brasileiro SA, Sponsored ADR	76,500	1,570,545
Royal Dutch Shell PLC, Sponsored ADR	29,460	2,017,421
Royal Dutch Shell PLC, Class B, Sponsored ADR	20,700	1,462,041
Sasol Ltd., Sponsored ADR	11,990	508,496
Statoil ASA, Sponsored ADR	17,707	434,707
Suncor Energy, Inc.	22,188	745,961
Talisman Energy, Inc.	12,700	144,780
Total SA, Sponsored ADR	36,120	1,820,448
TransCanada Corp.	15,840	716,443
Ultrapar Participacoes SA, Sponsored ADR	11,690	243,503
		19,237,475
PHARMACEUTICALS (0.5%)
Elan Corp. PLC, Sponsored ADR(a)	14,040	151,632
Valeant Pharmaceuticals International, Inc.(a)	5,890	329,428
		481,060
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.5%)
Brookfield Asset Management, Inc., Class A	15,162	522,179
ROAD & RAIL (1.1%)
Canadian National Railway Co.	9,240	798,151
Canadian Pacific Railway Ltd.	3,250	299,195
		1,097,346

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
Advanced Semiconductor Engineering, Inc., Sponsored ADR	944	$3,587
ADVANTEST Corp., Sponsored ADR	1,795	22,545
ARM Holdings PLC, Sponsored ADR	7,350	237,773
ASML Holding NV, NY Shares	7,465	410,351
STMicroelectronics NV, NY Shares	6,060	35,693
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	143,078	2,274,941
United Microelectronics Corp., Sponsored ADR	22,139	41,621
		3,026,511
SOFTWARE (1.7%)
Infosys Technologies Ltd., Sponsored ADR	11,660	506,277
SAP AG, Sponsored ADR	15,300	1,115,370
		1,621,647
TEXTILES APPAREL & LUXURY GOODS (0.3%)
Gildan Activewear, Inc.	2,700	92,124
Luxottica Group S.p.A., Sponsored ADR	4,250	161,755
		253,879
WIRELESS TELECOMMUNICATION SERVICES (9.1%)
America Movil SA, Series L, Sponsored ADR	79,970	2,022,440
China Mobile Ltd., Sponsored ADR	40,010	2,216,154
China Telecom Corp. Ltd., Sponsored ADR	3,740	220,473
Chunghwa Telecom Co., Ltd., Sponsored ADR	22,835	709,712
Mobile TeleSystems, Sponsored ADR	11,725	200,967
NTT DoCoMo, Inc., Sponsored ADR	29,250	421,200
Philippine Long Distance Telephone Co., Sponsored ADR	3,040	193,131
Rogers Communications, Inc., Class B	10,090	443,153
SK Telecom Co., Ltd.	9,130	142,702
Vodafone Group PLC, Sponsored ADR	77,143	2,099,832
		8,669,764
TOTAL COMMON STOCKS		95,321,640
MONEY MARKET FUND (0.8%)
Federated Government Obligations Fund, 0.04%(b)	737,950	737,950
TOTAL MONEY MARKET FUND		737,950
TOTAL INVESTMENTS (COST $103,327,538) 99.9%		96,059,590
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		59,108
NET ASSETS 100.0%		$96,118,698
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of October 31, 2012.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Government Agency Mortgage-Backed Obligations	24.7%
U.S. Treasury Obligations	15.1
Commercial Banks	6.1
U.S. Government Agencies	5.0
Insurance	5.0
Food Products	3.7
Capital Markets	3.3
Electric Utilities	3.2
Consumer Finance	3.1
Oil, Gas & Consumable Fuels	2.8
Diversified Financial Services	2.7
Beverages	2.7
Money Market Fund	2.6
Chemicals	2.6
Semiconductors & Semiconductor Equipment	2.4
Electronic Equipment & Instruments	2.0
Oil & Gas – Integrated	2.0
Utilities – Telecommunications	1.7
Pharmaceuticals	1.6
Financial Services	1.0
Mortgage Backed Securities – Financial Services	0.9
Specialty Retail	0.8
Consumer Staples	0.8
Health Care Equipment & Supplies	0.8
Road & Rail	0.6
Industrial Conglomerates	0.6
Mortgage Backed Securities – Religious Organizations	0.5
Computers & Peripherals	0.4
Household Products	0.4
Diversified Consumer Services	0.3
Total Investments	99.4%
*	Percentages indicated are based on net assets as of October 31, 2012.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (52.0%)
BEVERAGES (2.7%)
PepsiCo, Inc., 3.00%, 8/25/21	$3,435,000	$3,686,298
CAPITAL MARKETS (3.3%)
Bear Stearns Cos. LLC, 6.40%, 10/2/17	1,500,000	1,807,451
Goldman Sachs Group, Inc., 3.63%, 2/7/16	1,500,000	1,587,864
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,119,668
		4,514,983
CHEMICALS (2.6%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,115,541
E.I. du Pont de Nemour & Co., 3.63%, 1/15/21	1,000,000	1,104,241
Eastman Chemical Co., 5.50%, 11/15/19	1,200,000	1,410,740
		3,630,522
COMMERCIAL BANKS (6.1%)
Bank of New York Mellon, 4.30%, 5/15/14	1,000,000	1,057,366
BB&T Corp., 3.95%, 4/29/16	1,500,000	1,653,161
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	2,202,611
Manufacturers & Traders Trust Co., 5.63%, 12/1/21(a)	1,150,000	1,175,807
National City Corp., 4.90%, 1/15/15	1,000,000	1,089,458
Wachovia Corp., 5.75%, 6/15/17	1,000,000	1,195,798
		8,374,201
COMPUTERS & PERIPHERALS (0.4%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	589,543
CONSUMER FINANCE (3.1%)
Caterpillar Financial Services Corp., 2.85%, 6/1/22	1,000,000	1,048,232
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	2,081,231
John Deere Capital Corp., 2.75%, 3/15/22	1,000,000	1,040,603
		4,170,066
CONSUMER STAPLES (0.8%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	1,079,851
DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	464,448
DIVERSIFIED FINANCIAL SERVICES (2.7%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,430,756
Citigroup, Inc., 4.88%, 5/7/15	500,000	537,247
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,678,277
		3,646,280
ELECTRIC UTILITIES (3.2%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,404,930
Entergy Gulf States Louisiana, LLC, 3.95%, 10/1/20	1,500,000	1,634,206
Ohio Power Co., 5.85%, 10/1/35	1,000,000	1,269,794
		4,308,930
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.0%)
Eaton Corp., 4.90%, 5/15/13	500,000	511,540
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	1,003,767
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,216,823
		2,732,130

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
FINANCIAL SERVICES (1.0%)
BlackRock, Inc., 6.25%, 9/15/17	$733,000	$898,519
SLM Corp., 5.00%, 6/15/18	500,000	498,162
		1,396,681
FOOD PRODUCTS (3.7%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,729,154
Kellogg Co., 4.45%, 5/30/16	1,500,000	1,686,912
The Hershey Co., 4.13%, 12/1/20	1,500,000	1,702,263
		5,118,329
HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Baxter International, Inc., 4.50%, 8/15/19	1,000,000	1,158,661
HOUSEHOLD PRODUCTS (0.4%)
Kimberly-Clark Corp., 2.40%, 3/1/22	585,000	596,491
INDUSTRIAL CONGLOMERATES (0.6%)
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	842,420
INSURANCE (5.0%)
ACE INA Holdings, Inc., 2.60%, 11/23/15	1,485,000	1,556,193
Allstate Corp., 5.00%, 8/15/14	500,000	537,776
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,163,736
Jefferson Pilot Corp., 4.75%, 1/30/14	900,000	940,037
Principal Life, Income Funding Trusts, 5.30%, 4/24/13	1,500,000	1,534,706
Prudential Financial, Inc., 5.87%, 9/15/42(a)	1,000,000	1,052,500
		6,784,948
MORTGAGE BACKED SECURITIES – FINANCIAL SERVICES (0.9%)
Opteum Mortgate Acceptance Corp., Class 2AD2, 5.85%, 12/25/35(a)	1,000,000	918,252
Wells Fargo Mortgage Backed Securities, 4.43%, 10/25/33(a)	246,562	250,153
		1,168,405
MORTGAGE BACKED SECURITIES – RELIGIOUS ORGANIZATIONS (0.5%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14, (Callable 12/15/12 @ 100)	73,000	44,267
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, (Callable 12/15/12 @ 100)	106,000	64,279
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, (Callable 12/15/12 @ 100)	90,000	54,576
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, (Callable 12/15/12 @ 100)	63,000	38,017
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, (Callable 12/15/12 @ 100)	63,000	38,203
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, (Callable 1/21/13 @ 100)(d)(e)	152,000	61,500
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, (Callable 1/21/13 @ 100)(d)(e)	101,000	40,865
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, (Callable 1/21/13 @ 100)(d)(e)	203,000	82,135
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, (Callable 1/21/13 @ 100)(d)(e)	212,000	85,392
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, (Callable 1/21/13 @ 100)(d)(e)	46,000	18,612
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, (Callable 1/21/13 @ 100)(d)(e)	86,000	34,676
Metropolitan Baptist Church, 7.90%, 7/12/13, (Callable 1/12/13 @ 100)(d)(e)	29,000	4,756
Metropolitan Baptist Church, 8.00%, 1/12/14, (Callable 1/12/13 @ 100)(d)(e)	71,000	11,691
Metropolitan Baptist Church, 8.10%, 7/12/14, (Callable 1/12/13 @ 100)(d)(e)	74,000	12,205
Metropolitan Baptist Church, 8.40%, 1/12/17, (Callable 1/12/13 @ 100)(d)(e)	90,000	14,774
Metropolitan Baptist Church, 8.40%, 7/12/18, (Callable 1/12/13 @ 100)(d)(e)	23,000	3,787
Metropolitan Baptist Church, 8.40%, 7/12/20, (Callable 1/12/13 @ 100)(d)(e)	121,000	19,878
Metropolitan Baptist Church, 8.40%, 7/12/16, (Callable 1/12/13 @ 100)(d)(e)	87,000	14,349
New Life Anointed Ministries International, Inc., 7.40%, 12/21/17, (Callable 12/21/12 @ 100)(d)(e)	44,000	442
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, (Callable 12/21/12 @ 100)(d)(e)	111,000	1,119

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, (Callable 12/21/12 @ 100)(d)(e)	$147,000	$1,477
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18, (Callable 12/21/12 @ 100)(d)(e)	152,000	1,535
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, (Callable 12/21/12 @ 100)(d)(e)	158,000	1,592
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, (Callable 12/21/12 @ 100)(d)(e)	165,000	1,661
		651,788
OIL & GAS – INTEGRATED (2.0%)
ConocoPhillips, 4.60%, 1/15/15	500,000	543,762
Nabors Industries, Inc., 6.15%, 2/15/18	1,250,000	1,483,400
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	639,556
		2,666,718
OIL, GAS & CONSUMABLE FUELS (2.8%)
Apache Corp., 3.25%, 4/15/22	1,000,000	1,089,070
Gulf South Pipeline Co., 4.00%, 6/15/22	1,500,000	1,598,162
Occidental Petroleum Corp., 3.13%, 2/15/22	1,000,000	1,089,390
		3,776,622
PHARMACEUTICALS (1.6%)
Teva Pharmaceutial Finance, 3.65%, 11/10/21	2,000,000	2,176,834
ROAD & RAIL (0.6%)
Ryder System, Inc., 2.50%, 3/1/17	750,000	763,172
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Applied Materials, Inc., 2.65%, 6/15/16	1,000,000	1,057,823
Applied Materials, Inc., 7.13%, 10/15/17	500,000	630,411
Texas Instruments, Inc., 2.38%, 5/16/16	1,500,000	1,578,590
		3,266,824
SPECIALTY RETAIL (0.8%)
Lowe's Cos., Inc., 3.80%, 11/15/21	1,000,000	1,103,069
UTILITIES-TELECOMMUNICATIONS (1.7%)
AT&T, Inc., 5.63%, 6/15/16	1,500,000	1,748,630
Verizon New England, Inc., 4.75%, 10/1/13	500,000	518,825
		2,267,455
TOTAL CORPORATE BONDS		70,935,669
U.S. GOVERNMENT AGENCIES (5.0%)
Federal Farm Credit Bank
2.63%, 4/17/14	2,000,000	2,067,936
Federal Home Loan Bank
3.50%, 7/29/21	2,000,000	2,293,140
4.75%, 6/8/18	2,000,000	2,406,876
		4,700,016
TOTAL U.S. GOVERNMENT AGENCIES		6,767,952
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (24.7%)
Federal Home Loan Mortgage Corp., Class KY
4.00%, 12/15/25	2,500,000	2,786,990
5.00%, 7/15/19	398,321	423,416
5.00%, 11/1/37	311,647	335,075
5.67%(a), 5/1/36	387,326	419,695
5.76%(a), 10/1/37	241,658	258,809
6.00%, 8/1/36	40,437	44,689

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
6.00%, 3/1/38	$319,405	$351,569
		4,620,243
Federal National Mortgage Assoc.
0.63%(a), 11/25/36	583,788	587,661
1.63%, 10/26/15	2,000,000	2,069,740
2.20%(a), 7/1/35	2,545,710	2,733,805
2.38%, 4/11/16	2,000,000	2,126,646
2.95%(a), 5/1/36	402,231	424,356
5.00%, 1/1/35	171,024	187,027
5.24%, 8/7/18	2,020,000	2,094,265
5.50%, 5/1/36	629,626	692,652
5.50%, 8/1/36	169,078	186,003
5.50%, 9/1/36	60,235	65,606
5.50%, 12/1/36	704,616	773,607
5.50%, 9/1/37	598,932	658,886
5.76%(a), 7/1/36	997,131	1,086,940
5.80%(a), 10/1/36	344,430	374,527
6.00%, 3/1/36	571,652	629,768
6.00%, 6/1/36	1,499,643	1,652,102
6.00%, 9/1/36	332,914	369,932
6.00%, 5/1/37	228,518	253,107
		16,966,630
Government National Mortgage Assoc., Class PL
4.25%, 10/20/38	1,544,082	1,652,644
4.50%, 8/20/38	845,409	898,214
4.50%, 5/20/39	2,587,249	2,846,001
4.50%, 6/15/40	1,628,896	1,783,440
4.50%, 1/20/41	2,842,255	3,008,887
5.00%, 5/20/40	866,212	914,423
5.50%, 12/20/38	205,065	218,337
5.50%(a), 1/20/39	211,347	225,731
6.00%, 6/15/37	199,175	225,554
6.00%, 10/15/37	234,010	265,170
6.50%, 10/20/38	201,812	223,252
		12,261,653
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		33,848,526

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD SELECT BOND FUND

	Shares or Principal Amount	Value
U.S. TREASURY OBLIGATIONS (15.1%)
U.S. Treasury Notes
2.00%, 4/30/16	$3,000,000	$3,159,375
2.00%, 11/15/21	5,000,000	5,193,750
2.00%, 2/15/22	7,000,000	7,248,828
2.13%, 5/31/15	1,500,000	1,568,087
3.13%, 5/15/19	3,000,000	3,400,314
TOTAL U.S. TREASURY OBLIGATIONS		20,570,354
MONEY MARKET FUND (2.6%)
Federated Government Obligations Fund, 0.04%(a)	3,573,309	3,573,309
TOTAL MONEY MARKET FUND		3,573,309
TOTAL INVESTMENTS (COST $130,173,451) 99.4%		135,695,810
OTHER ASSETS IN EXCESS OF LIABILITIES 0.6%		872,614
NET ASSETS 100.0%		$136,568,424
(a)	Variable rate security. Rate shown represents the rate as of October 31, 2012.
(b)	The Issuer has the right to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	The trustee of the issuer has initiated foreclosure proceedings against the bond issuer and/or the bond issuer is in bankruptcy or forebearance.
(e)	In default. Security is considered non-income producing, as no interest was paid on the last interest payment date, prior to October 31, 2012.

LLC – Limited Liability Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	60.4%
Canada	10.5
United Kingdom	10.4
Australia	3.4
China	2.6
Hong Kong	2.5
Ireland (Republic of)	2.2
Germany	2.1
Brazil	2.1
Japan	1.4
Colombia	1.4
Chile	0.9
Total Investments	99.9%
*	Percentages indicated are based on net assets as of October 31, 2012.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (98.7%)
AEROSPACE & DEFENSE (4.3%)
General Dynamics Corp.	36,480	$2,483,558
Lockheed Martin Corp.	14,330	1,342,291
Raytheon Co.	30,980	1,752,229
		5,578,078
CHEMICALS (1.5%)
Sensient Technologies Corp.	54,480	1,981,982
COMMERCIAL BANKS (8.3%)
Banco Santander Chile, Sponsored ADR	44,158	1,200,642
Bank of Nova Scotia	58,700	3,192,106
Cullen/Frost Bankers, Inc.	25,180	1,392,454
Tompkins Financial Corp.	43,030	1,741,854
Westpac Banking Corp., Sponsored ADR	24,870	3,283,835
		10,810,891
DISTRIBUTORS (4.4%)
CANON, Inc., Sponsored ADR	56,570	1,818,726
Genuine Parts Co.	60,830	3,806,741
		5,625,467
DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
BCE, Inc.	66,350	2,896,841
ELECTRIC UTILITIES (1.9%)
PPL Corp.	80,800	2,390,064
ELECTRICAL EQUIPMENT (2.8%)
Hubbell, Inc., Class B	42,820	3,584,890
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
Corning, Inc.	110,440	1,297,670
FOOD & STAPLES RETAILING (1.7%)
SYSCO Corp.	71,000	2,205,970
FOOD PRODUCTS (6.3%)
Campbell Soup Co.	46,100	1,625,947
ConAgra Foods, Inc.	53,130	1,479,139
H.J. Heinz Co.	37,240	2,141,673
Unilever PLC, Sponsored ADR	77,020	2,872,076
		8,118,835
HEALTH CARE EQUIPMENT & SUPPLIES (4.4%)
Baxter International, Inc.	23,030	1,442,369
Medtronic, Inc.	61,780	2,568,812
STERIS Corp.	45,410	1,617,050
		5,628,231
HEALTH CARE PROVIDERS & SERVICES (0.9%)
Landauer, Inc.	20,340	1,178,703
HEALTH CARE TECHNOLOGY (0.7%)
Computer Programs & Systems, Inc.	18,020	879,556
HOTELS, RESTAURANTS & LEISURE (2.6%)
McDonald's Corp.	39,130	3,396,484

	Shares	Value
HOUSEHOLD PRODUCTS (1.2%)
Kimberly-Clark Corp.	19,240	$1,605,578
INDUSTRIAL CONGLOMERATES (2.1%)
Siemens AG, Sponsored ADR	27,320	2,756,861
IT SERVICES (5.4%)
Accenture PLC, Class A	42,790	2,884,474
Automatic Data Processing, Inc.	45,740	2,643,314
Broadridge Financial Solutions, Inc.	63,870	1,465,817
		6,993,605
LEISURE EQUIPMENT & PRODUCTS (3.2%)
Mattel, Inc.	112,000	4,119,360
MEDIA (5.0%)
Reed Elsevier PLC, Sponsored ADR	54,090	2,113,297
Shaw Communications, Inc., Class B	104,380	2,279,659
WPP PLC, Sponsored ADR	29,330	1,895,891
		6,288,847
METALS & MINING (3.8%)
BHP Billiton Ltd., Sponsored ADR	15,850	1,121,229
Cia Vale Do Rio, Sponsored Preferred ADR	51,740	920,455
Cliffs Natural Resources, Inc.	29,010	1,052,193
Companhia Siderurgica Nacional SA, Sponsored ADR	332,960	1,811,302
		4,905,179
MULTI-UTILITIES (2.8%)
National Grid PLC, Sponsored ADR	47,710	2,719,947
SCANA Corp.	17,390	853,501
		3,573,448
OIL, GAS & CONSUMABLE FUELS (13.9%)
Chevron Corp.	23,250	2,562,383
China Petroleum & Chemical Corp., ADR	31,670	3,332,001
CNOOC Ltd., Sponsored ADR	15,829	3,253,651
Ecopetrol SA, Sponsored ADR	31,320	1,854,457
Enbridge, Inc.	62,940	2,503,124
Royal Dutch Shell PLC, Class B, Sponsored ADR	27,270	1,926,080
TransCanada Corp.	56,470	2,554,138
		17,985,834
PERSONAL PRODUCTS (1.2%)
Avon Products, Inc.	103,560	1,604,144
PHARMACEUTICALS (2.5%)
Abbott Laboratories	48,120	3,152,822
REAL ESTATE INVESTMENT TRUST (5.5%)
LTC Properties, Inc.	51,900	1,713,220
Public Storage, Inc.	18,580	2,575,746
Senior Housing Properties Trust	58,840	1,293,303
Urstadt Biddle Properties, Inc., Class A	74,950	1,419,553
		7,001,822

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2012 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.9%)
Intel Corp.	112,240	$2,427,190
Linear Technology Corp.	36,070	1,127,548
Microchip Technology, Inc.	85,100	2,667,886
		6,222,624
SOFTWARE (1.9%)
Microsoft Corp.	87,890	2,507,941
THRIFTS & MORTGAGE FINANCE (0.8%)
Northwest Bancshares, Inc.	84,890	1,010,191
WIRELESS TELECOMMUNICATION SERVICES (1.4%)
Vodafone Group PLC, Sponsored ADR	65,460	1,781,821
TOTAL COMMON STOCKS		127,083,739

	Shares	Value
MONEY MARKET FUND (1.2%)
Federated Government Obligations Fund, 0.04%(a)	1,505,639	$1,505,639
TOTAL MONEY MARKET FUND		1,505,639
TOTAL INVESTMENTS (COST $116,326,228) 99.9%		128,589,378
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		96,977
NET ASSETS 100.0%		$128,686,355
(a)	Variable rate security. Rate shown represents the rate as of October 31, 2012.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — October 31, 2012 (Unaudited)

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Assets:
Investments, at value (cost $145,614,085, $85,490,322, $103,327,538, $130,173,451 and $116,326,228, respectively)	$169,223,051	$99,932,489	$96,059,590	$135,695,810	$128,589,378
Cash	41,766	—	6,962	5,900	1,895
Receivable for investments sold	—	—	—	38,767	—
Receivable for capital shares issued	21,470	22,546	20,206	87,356	20,561
Interest and dividend receivable	170,460	35,309	179,430	1,002,505	231,954
Reclaims receivable	—	—	3,462	—	—
Prepaid expenses and other assets	24,944	18,419	14,962	22,637	20,329
Total assets	169,481,691	100,008,763	96,284,612	136,852,975	128,864,117
Liabilities:
Payable to custodian	—	496,997	—	—	—
Payable for capital shares redeemed	161,335	89,194	108,061	204,726	101,765
Investment advisory fees	21,827	12,767	24,407	28,802	32,753
Consulting fees	14,793	8,648	8,268	11,735	11,094
Compliance service fees	1,657	980	943	1,207	1,258
Administration fees	9,500	5,549	5,309	7,552	7,121
Distribution fees – Individual Class	3,785	9,208	2,151	2,534	2,883
Administrative services fee – Individual Class	2,017	5,275	1,447	575	1,871
Fund accounting fees	2,184	1,318	1,244	1,798	1,659
Transfer agent fees	5,184	6,058	2,382	4,808	2,572
Custodian fees	1,663	819	745	1,417	993
Directors’ fees	1,869	935	855	1,616	1,134
Other accrued liabilities	21,324	11,313	10,102	17,781	12,659
Total liabilities	247,138	649,061	165,914	284,551	177,762
Net Assets	$169,234,553	$99,359,702	$96,118,698	$136,568,424	$128,686,355
Composition of Net Assets:
Capital (par value and paid-in surplus)	$144,570,662	$78,880,648	$116,036,243	$132,226,401	$126,812,222
Accumulated undistributed/(distribution in excess of) net investment income	147,056	(29,918)	156,912	14,361	185,500
Accumulated net realized gain/(loss) from investment transactions	907,869	6,066,805	(12,806,509)	(1,194,697)	(10,574,517)
Unrealized appreciation/(depreciation) from investments	23,608,966	14,442,167	(7,267,948)	5,522,359	12,263,150
Net Assets	$169,234,553	$99,359,702	$96,118,698	$136,568,424	$128,686,355
Individual Class
Net Assets	$17,510,565	$42,649,269	$10,043,725	$11,805,915	$13,862,770
Shares authorized	7,500,000	12,499,900	7,500,000	7,500,000	7,500,000
Shares issued and outstanding ($0.001 par value)	606,709	3,255,858	489,358	459,383	570,975
Net asset value, offering and redemption price per share	$28.86	$13.10	$20.52	$25.70	$24.28
Institutional Class
Net Assets	$151,723,988	$56,710,433	$86,074,973	$124,762,509	$114,823,585
Shares authorized	37,500,000	12,500,000	37,500,000	37,500,000	37,500,000
Shares issued and outstanding ($0.001 par value)	5,280,647	4,296,673	4,185,705	4,878,502	4,724,811
Net asset value, offering and redemption price per share	$28.73	$13.20	$20.56	$25.57	$24.30

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Six Months Ended October 31, 2012 (Unaudited)

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Investment Income:
Interest	$—	$—	$—	$2,058,574	$—
Dividends (net of foreign withholding tax of $0, $0, $97,430, $0 and $42,082, respectively)	1,622,531	582,011	1,740,071	230	2,189,523
Total investment income	1,622,531	582,011	1,740,071	2,058,804	2,189,523
Expenses:
Investment advisory fees	126,264	74,257	138,671	170,875	187,029
Consulting fees	87,673	52,159	48,733	71,496	65,253
Compliance service fees	9,592	5,638	5,265	7,787	7,105
Administration fees	55,956	32,912	30,719	45,471	41,444
Distribution fees – Individual Class	22,212	53,404	12,016	15,033	16,569
Administrative services fees – Individual Class	8,885	2,196	4,806	6,013	6,628
Fund accounting fees	66,551	49,962	36,727	59,208	46,071
Transfer agent fees	28,983	51,311	16,131	26,492	15,711
Custodian fees	13,271	7,946	7,138	10,840	9,525
Directors’ fees	21,870	13,348	11,979	17,753	15,782
Miscellaneous fees	66,210	47,502	41,485	52,613	49,827
Total expenses	507,467	390,635	353,670	483,581	460,944
Net investment income	1,115,064	191,376	1,386,401	1,575,223	1,728,579
Realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investment transactions	1,049,629	1,844,015	245,605	633,333	(1,083,163)
Net change in unrealized appreciation/ (depreciation) from investments	309,448	(2,199,802)	(1,414,411)	1,038,017	(2,229,054)
Net realized and unrealized gain/(loss) from investments	1,359,077	(355,787)	(1,168,806)	1,671,350	(3,312,217)
Change in net assets resulting from operations	$2,474,141	$(164,411)	$217,595	$3,246,573	$(1,583,638)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2012	For the Year Ended April 30, 2012
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,115,064	$1,994,526
Net realized gain from investment transactions	1,049,629	7,923,576
Net change in unrealized appreciation/(depreciation) from investments	309,448	(6,152,877)
Change in net assets resulting from operations	2,474,141	3,765,225
Distributions to shareholders from:
Net investment income:
Individual Class	(86,696)	(156,476)
Institutional Class	(1,015,249)	(1,807,976)
Change in net assets from shareholder distributions	(1,101,945)	(1,964,452)
Capital Transactions:
Individual Class
Proceeds from shares issued	2,286,475	4,126,629
Dividends reinvested	86,028	156,375
Cost of shares redeemed	(3,120,140)	(6,457,528)
Change in Individual Class from capital transactions	(747,637)	(2,174,524)
Institutional Class
Proceeds from shares issued	8,664,528	12,778,150
Dividends reinvested	1,006,157	1,795,034
Cost of shares redeemed	(9,983,520)	(21,749,140)
Change in Institutional Class from capital transactions	(312,835)	(7,175,956)
Change in net assets from capital transactions	(1,060,472)	(9,350,480)
Change in net assets	311,724	(7,549,707)
Net Assets:
Beginning of period	$168,922,829	$176,472,536
End of period	$169,234,553	$168,922,829
Accumulated undistributed net investment income	$147,056	$133,937
Share Transactions:
Individual Class
Issued	81,213	155,482
Reinvested	3,021	6,057
Redeemed	(108,919)	(247,329)
Change in Individual Class	(24,685)	(85,790)
Institutional Class
Issued	317,007	499,410
Reinvested	35,537	69,674
Redeemed	(347,793)	(805,217)
Change in Institutional Class	4,751	(236,133)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2012	For the Year Ended April 30, 2012
	(Unaudited)
Change in net assets from operations:
Net investment income	$191,376	$383,109
Net realized gain from investment transactions	1,844,015	7,466,478
Net change in unrealized depreciation from investments	(2,199,802)	(8,630,182)
Change in net assets resulting from operations	(164,411)	(780,595)
Distributions to shareholders from:
Net investment income:
Individual Class	(76,498)	(89,903)
Institutional Class	(173,276)	(264,726)
Net realized gains:
Individual Class	—	(1,468,069)
Institutional Class	—	(1,982,357)
Change in net assets from shareholder distributions	(249,774)	(3,805,055)
Capital Transactions:
Individual Class
Proceeds from shares issued	1,065,337	2,040,131
Dividends reinvested	70,898	1,433,710
Cost of shares redeemed	(2,680,540)	(5,066,020)
Change in Individual Class from capital transactions	(1,544,305)	(1,592,179)
Institutional Class
Proceeds from shares issued	2,227,507	7,182,592
Dividends reinvested	172,557	2,245,320
Cost of shares redeemed	(3,312,467)	(9,738,153)
Change in Institutional Class from capital transactions	(912,403)	(310,241)
Change in net assets from capital transactions	(2,456,708)	(1,902,420)
Change in net assets	(2,870,893)	(6,488,070)
Net Assets:
Beginning of period	$102,230,595	$108,718,665
End of period	$99,359,702	$102,230,595
Accumulated undistributed/(distribution in excess of) net investment income	$(29,918)	$28,480
Share Transactions:
Individual Class
Issued	80,998	163,454
Reinvested	5,572	121,469
Redeemed	(209,160)	(406,883)
Change in Individual Class	(122,590)	(121,960)
Institutional Class
Issued	172,114	603,779
Reinvested	13,414	188,488
Redeemed	(252,083)	(769,976)
Change in Institutional Class	(66,555)	22,291

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	For the Six Months Ended October 31, 2012	For the Year Ended April 30, 2012
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,386,401	$2,316,430
Net realized gain/(loss) from investment transactions	245,605	(275,946)
Net change in unrealized depreciation from investments	(1,414,411)	(15,760,344)
Change in net assets resulting from operations	217,595	(13,719,860)
Distributions to shareholders from:
Net investment income:
Individual Class	(138,503)	(219,196)
Institutional Class	(1,343,499)	(2,057,906)
Change in net assets from shareholder distributions	(1,482,002)	(2,277,102)
Capital Transactions:
Individual Class
Proceeds from shares issued	1,045,368	2,375,774
Dividends reinvested	136,881	218,116
Cost of shares redeemed	(947,421)	(1,830,150)
Change in Individual Class from capital transactions	234,828	763,740
Institutional Class
Proceeds from shares issued	5,069,247	20,061,037
Dividends reinvested	1,232,975	1,916,351
Cost of shares redeemed	(4,214,809)	(10,238,323)
Change in Institutional Class from capital transactions	2,087,413	11,739,065
Change in net assets from capital transactions	2,322,241	12,502,805
Change in net assets	1,057,834	(3,494,157)
Net Assets:
Beginning of period	$95,060,864	$98,555,021
End of period	$96,118,698	$95,060,864
Accumulated undistributed net investment income	$156,912	$252,513
Share Transactions:
Individual Class
Issued	53,012	113,446
Reinvested	7,024	10,600
Redeemed	(47,755)	(88,513)
Change in Individual Class	12,281	35,533
Institutional Class
Issued	257,087	967,986
Reinvested	63,113	93,263
Redeemed	(208,516)	(486,824)
Change in Institutional Class	111,684	574,425

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SELECT BOND FUND

	For the Six Months Ended October 31, 2012	For the Year Ended April 30, 2012
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,575,223	$3,770,426
Net realized gain from investment transactions	633,333	1,057,942
Net change in unrealized appreciation from investments	1,038,017	728,703
Change in net assets resulting from operations	3,246,573	5,557,071
Distributions to shareholders from:
Net investment income:
Individual Class	(154,438)	(346,956)
Institutional Class	(1,834,401)	(3,748,253)
Change in net assets from shareholder distributions	(1,988,839)	(4,095,209)
Capital Transactions:
Individual Class
Proceeds from shares issued	580,739	1,606,643
Dividends reinvested	154,140	346,149
Cost of shares redeemed	(1,034,239)	(4,852,846)
Change in Individual Class from capital transactions	(299,360)	(2,900,054)
Institutional Class
Proceeds from shares issued	4,531,953	13,098,062
Dividends reinvested	1,818,467	3,683,922
Cost of shares redeemed	(6,924,420)	(23,760,485)
Change in Institutional Class from capital transactions	(574,000)	(6,978,501)
Change in net assets from capital transactions	(873,360)	(9,878,555)
Change in net assets	384,374	(8,416,693)
Net Assets:
Beginning of period	$136,184,050	$144,600,743
End of period	$136,568,424	$136,184,050
Accumulated undistributed net investment income	$14,361	$427,977
Share Transactions:
Individual Class
Issued	22,704	63,428
Reinvested	6,050	13,702
Redeemed	(40,374)	(191,539)
Change in Individual Class	(11,620)	(114,409)
Institutional Class
Issued	177,884	519,930
Reinvested	71,747	146,580
Redeemed	(271,294)	(942,717)
Change in Institutional Class	(21,663)	(276,207)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD GLOBAL EQUITY INCOME FUND

	For the Six Months Ended October 31, 2012	For the Year Ended April 30, 2012
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,728,579	$3,137,808
Net realized gain/(loss) from investment transactions	(1,083,163)	6,323,437
Net change in unrealized depreciation from investments	(2,229,054)	(3,976,153)
Change in net assets resulting from operations	(1,583,638)	5,485,092
Distributions to shareholders from:
Net investment income:
Individual Class	(193,602)	(235,737)
Institutional Class	(1,826,956)	(2,672,232)
Change in net assets from shareholder distributions	(2,020,558)	(2,907,969)
Capital Transactions:
Individual Class
Proceeds from shares issued	2,115,364	6,181,741
Dividends reinvested	193,452	235,670
Cost of shares redeemed	(1,469,629)	(3,584,836)
Change in Individual Class from capital transactions	839,187	2,832,575
Institutional Class
Proceeds from shares issued	7,337,585	14,107,708
Dividends reinvested	1,826,956	2,672,231
Cost of shares redeemed	(2,835,386)	(11,216,605)
Change in Institutional Class from capital transactions	6,329,155	5,563,334
Change in net assets from capital transactions	7,168,342	8,395,909
Change in net assets	3,564,146	10,973,032
Net Assets:
Beginning of period	$125,122,209	$114,149,177
End of period	$128,686,355	$125,122,209
Accumulated undistributed net investment income	$185,500	$477,479
Share Transactions:
Individual Class
Issued	88,033	258,670
Reinvested	8,170	10,311
Redeemed	(60,880)	(152,353)
Change in Individual Class	35,323	116,628
Institutional Class
Issued	314,200	615,948
Reinvested	76,991	117,030
Redeemed	(117,620)	(477,967)
Change in Institutional Class	273,571	255,011

See notes to financial statements.

STEWARD FUNDS
FINANCIALS HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each period indicated.

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Operations
Steward Large Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2012 (Unaudited)	$28.71	0.15	0.14	0.29
Year ended April 30, 2012	28.44	0.25	0.26	0.51
Year ended April 30, 2011	24.08	0.18	4.37	4.55
Year ended April 30, 2010	16.57	0.19	7.53	7.72
Year ended April 30, 2009	28.09	0.30	(10.23)	(9.93)
Year ended April 30, 2008	32.19	0.07	(1.96)	(1.89)
Institutional Class
Six Months ended October 31, 2012 (Unaudited)	$28.58	0.19	0.15	0.34
Year ended April 30, 2012	28.32	0.34	0.25	0.59
Year ended April 30, 2011	23.97	0.26	4.36	4.62
Year ended April 30, 2010	16.48	0.26	7.49	7.75
Year ended April 30, 2009	27.95	0.37	(10.19)	(9.82)
Year ended April 30, 2008	32.10	0.35	(2.15)	(1.80)
Steward Small-Mid Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2012 (Unaudited)	$13.15	0.01	(0.04)	(0.03)
Year ended April 30, 2012	13.81	0.03	(0.22)	(0.19)
Year ended April 30, 2011	11.30	0.02	2.52	2.54
Year ended April 30, 2010	7.36	0.03	3.94	3.97
Year ended April 30, 2009	10.78	0.07	(3.26)	(3.19)
Year ended April 30, 2008	13.60	(0.02)	(1.31)	(1.33)
Institutional Class
Six Months ended October 31, 2012 (Unaudited)	$13.25	0.03	(0.04)	(0.01)
Year ended April 30, 2012	13.91	0.06	(0.22)	(0.16)
Year ended April 30, 2011	11.38	0.06	2.53	2.59
Year ended April 30, 2010	7.40	0.06	3.97	4.03
Year ended April 30, 2009	10.84	0.08	(3.27)	(3.19)
Year ended April 30, 2008	13.63	0.02	(1.31)	(1.29)
Steward International Enhanced Index Fund
Individual Class
Six Months ended October 31, 2012 (Unaudited)	$20.85	0.27	(0.31)	(0.04)
Year ended April 30, 2012	24.96	0.48	(4.11)	(3.63)
Year ended April 30, 2011	21.80	0.38	3.16	3.54
Year ended April 30, 2010	16.29	0.43	5.50	5.93
Year ended April 30, 2009	29.28	0.47	(12.84)	(12.37)
Year ended April 30, 2008	29.87	0.67	0.79	1.46
Institutional Class
Six Months ended October 31, 2012 (Unaudited)	$20.89	0.31	(0.31)	—
Year ended April 30, 2012	25.01	0.55	(4.12)	(3.57)
Year ended April 30, 2011	21.84	0.45	3.17	3.62
Year ended April 30, 2010	16.32	0.49	5.52	6.01
Year ended April 30, 2009	29.33	0.55	(12.88)	(12.33)
Year ended April 30, 2008	29.92	0.83	0.72	1.55
Steward Select Bond Fund
Individual Class
Six Months ended October 31, 2012 (Unaudited)	$25.47	0.25	0.31	0.56
Year ended April 30, 2012	25.20	0.62	0.32	0.94
Year ended April 30, 2011	25.09	0.64	0.21	0.85
Year ended April 30, 2010	24.23	0.77	0.86	1.63
Year ended April 30, 2009	24.52	0.92	(0.24)	0.68
Year ended April 30, 2008	24.35	0.79	0.37	1.16
Institutional Class
Six Months ended October 31, 2012 (Unaudited)	$25.34	0.30	0.31	0.61
Year ended April 30, 2012	25.08	0.70	0.32	1.02
Year ended April 30, 2011	24.97	0.72	0.21	0.93
Year ended April 30, 2010	24.11	0.87	0.84	1.71
Year ended April 30, 2009	24.41	0.99	(0.24)	0.75
Year ended April 30, 2008	24.30	1.08	0.13	1.21
Steward Global Equity Income Fund
Individual Class
Six Months ended October 31, 2012 (Unaudited)	$25.07	0.29	(0.73)	(0.44)
Year ended April 30, 2012	24.71	0.58	0.32	0.90
Year ended April 30, 2011	21.59	0.52	3.12	3.64
Year ended April 30, 2010	15.99	0.55	5.61	6.16
Year ended April 30, 2009	25.11	0.74	(9.13)	(8.39)
Period ended April 30, 2008(c)	25.00	0.03	0.08	0.11
Institutional Class
Six Months ended October 31, 2012 (Unaudited)	$25.09	0.34	(0.73)	(0.39)
Year ended April 30, 2012	24.74	0.67	0.31	0.98
Year ended April 30, 2011	21.61	0.57	3.15	3.72
Year ended April 30, 2010	16.00	0.63	5.61	6.24
Year ended April 30, 2009	25.12	0.81	(9.14)	(8.33)
Period ended April 30, 2008(c)	25.00	0.05	0.07	0.12
*	Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	For the period from April 1, 2008 (commencement of operations) through April 30, 2008.

See notes to financial statements.

STEWARD FUNDS
FINANCIALS HIGHLIGHTS

	Distributions:					Ratios/Supplementary Data:
	Net Investment Income	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate*
Steward Large Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2012 (Unaudited)	(0.14)	—	(0.14)	$28.86	1.02%	$17,511	0.91%	1.01%	6%
Year ended April 30, 2012	(0.24)	—	(0.24)	28.71	1.87%	18,127	0.91%	0.91%	20%
Year ended April 30, 2011	(0.19)	—	(0.19)	28.44	19.02%	20,394	0.89%	0.72%	22%
Year ended April 30, 2010	(0.21)	—	(0.21)	24.08	46.80%	18,762	0.86%	0.92%	36%
Year ended April 30, 2009	(0.30)	(1.29)	(1.59)	16.57	(35.20)%	11,851	0.93%	1.47%	23%
Year ended April 30, 2008	(0.22)	(1.99)	(2.21)	28.09	(6.36)%	16,950	1.01%	0.51%	74%
Institutional Class
Six Months ended October 31, 2012 (Unaudited)	(0.19)	—	(0.19)	$28.73	1.20%	$151,724	0.56%	1.36%	6%
Year ended April 30, 2012	(0.33)	—	(0.33)	28.58	2.21%	150,796	0.56%	1.26%	20%
Year ended April 30, 2011	(0.27)	—	(0.27)	28.32	19.47%	156,079	0.54%	1.06%	22%
Year ended April 30, 2010	(0.26)	—	(0.26)	23.97	47.30%	139,999	0.51%	1.26%	36%
Year ended April 30, 2009	(0.36)	(1.29)	(1.65)	16.48	(34.99)%	92,373	0.58%	1.84%	23%
Year ended April 30, 2008	(0.36)	(1.99)	(2.35)	27.95	(6.13)%	137,446	0.64%	1.07%	74%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class
Six Months ended October 31, 2012 (Unaudited)	(0.02)	—	(0.02)	$13.10	(0.20)%	$42,649	0.93%	0.24%	3%
Year ended April 30, 2012	(0.03)	(0.44)	(0.47)	13.15	(0.99)%	44,422	0.90%	0.24%	26%
Year ended April 30, 2011	(0.03)	—	(0.03)	13.81	22.56%	48,337	0.88%	0.15%	24%
Year ended April 30, 2010	(0.03)	—	(0.03)	11.30	53.95%	42,337	0.95%	0.19%	33%
Year ended April 30, 2009	(0.06)	(0.17)	(0.23)	7.36	(29.41)%	29,142	0.98%	0.90%	33%
Year ended April 30, 2008	(0.01)	(1.48)	(1.49)	10.78	(10.59)%	42,633	1.49%	(0.17)%	72%
Institutional Class
Six Months ended October 31, 2012 (Unaudited)	(0.04)	—	(0.04)	$13.20	(0.07)%	$56,711	0.68%	0.50%	3%
Year ended April 30, 2012	(0.06)	(0.44)	(0.50)	13.25	(0.71)%	57,808	0.64%	0.50%	26%
Year ended April 30, 2011	(0.06)	—	(0.06)	13.91	22.83%	60,381	0.62%	0.43%	24%
Year ended April 30, 2010	(0.05)	—	(0.05)	11.38	54.55%	61,751	0.61%	0.54%	33%
Year ended April 30, 2009	(0.08)	(0.17)	(0.25)	7.40	(29.26)%	42,125	0.72%	1.01%	33%
Year ended April 30, 2008	(0.02)	(1.48)	(1.50)	10.84	(10.27)%	54,529	0.80%	0.38%	72%
Steward International Enhanced Index Fund
Individual Class
Six Months ended October 31, 2012 (Unaudited)	(0.29)	—	(0.29)	$20.52	(0.11)%	$10,044	1.08%	2.69%	5%
Year ended April 30, 2012	(0.48)	—	(0.48)	20.85	(14.51)%	9,948	1.06%	2.26%	9%
Year ended April 30, 2011	(0.38)	—	(0.38)	24.96	16.52%	11,021	1.05%	1.73%	17%
Year ended April 30, 2010	(0.42)	—	(0.42)	21.80	36.68%	9,928	1.00%	2.07%	25%
Year ended April 30, 2009	(0.56)	(0.06)	(0.62)	16.29	(42.65)%	7,717	1.09%	2.39%	5%
Year ended April 30, 2008	(0.72)	(1.33)	(2.05)	29.28	4.77%	10,351	1.13%	5.11%	20%
Institutional Class
Six Months ended October 31, 2012 (Unaudited)	(0.33)	—	(0.33)	$20.56	0.07%	$86,075	0.73%	3.04%	5%
Year ended April 30, 2012	(0.55)	—	(0.55)	20.89	(14.20)%	85,113	0.71%	2.60%	9%
Year ended April 30, 2011	(0.45)	—	(0.45)	25.01	16.94%	87,534	0.70%	2.13%	17%
Year ended April 30, 2010	(0.49)	—	(0.49)	21.84	37.14%	101,386	0.65%	2.32%	25%
Year ended April 30, 2009	(0.62)	(0.06)	(0.68)	16.32	(42.48)%	52,361	0.76%	2.73%	5%
Year ended April 30, 2008	(0.81)	(1.33)	(2.14)	29.33	5.06%	80,971	0.88%	3.07%	20%
Steward Select Bond Fund
Individual Class
Six Months ended October 31, 2012 (Unaudited)	(0.33)	—	(0.33)	$25.70	2.22%	$11,806	1.02%	1.99%	18%
Year ended April 30, 2012	(0.67)	—	(0.67)	25.47	3.77%	11,995	1.00%	2.40%	30%
Year ended April 30, 2011	(0.74)	—	(0.74)	25.20	3.41%	14,755	0.99%	2.51%	38%
Year ended April 30, 2010	(0.77)	—	(0.77)	25.09	6.80%	14,440	0.97%	3.12%	40%
Year ended April 30, 2009	(0.97)	—	(0.97)	24.23	2.85%	14,616	0.95%	3.79%	39%
Year ended April 30, 2008	(0.99)	—	(0.99)	24.52	4.89%	16,695	1.08%	3.92%	36%
Institutional Class
Six Months ended October 31, 2012 (Unaudited)	(0.38)	—	(0.38)	$25.57	2.41%	$124,762	0.68%	2.34%	18%
Year ended April 30, 2012	(0.76)	—	(0.76)	25.34	4.12%	124,189	0.66%	2.76%	30%
Year ended April 30, 2011	(0.82)	—	(0.82)	25.08	3.79%	129,846	0.65%	2.87%	38%
Year ended April 30, 2010	(0.85)	—	(0.85)	24.97	7.21%	119,825	0.63%	3.48%	40%
Year ended April 30, 2009	(1.05)	—	(1.05)	24.11	3.16%	126,062	0.63%	4.09%	39%
Year ended April 30, 2008	(1.10)	—	(1.10)	24.41	5.11%	132,563	0.69%	4.37%	36%
Steward Global Equity Income Fund
Individual Class
Six Months ended October 31, 2012 (Unaudited)	(0.35)	—	(0.35)	$24.28	(1.70)%	$13,863	1.05%	2.46%	20%
Year ended April 30, 2012	(0.54)	—	(0.54)	25.07	3.90%	13,428	1.05%	2.47%	51%
Year ended April 30, 2011	(0.52)	—	(0.52)	24.71	17.17%	10,355	1.04%	2.29%	38%
Year ended April 30, 2010	(0.56)	—	(0.56)	21.59	39.02%	9,943	1.03%	2.90%	84%
Year ended April 30, 2009	(0.73)	—	(0.73)	15.99	(33.86)%	7,236	1.09%	3.82%	28%
Period ended April 30, 2008(c)	—	—	—	25.11	0.44%	9,572	1.44%	3.35%	—%
Institutional Class
Six Months ended October 31, 2012 (Unaudited)	(0.40)	—	(0.40)	$24.30	(1.53)%	$114,823	0.70%	2.81%	20%
Year ended April 30, 2012	(0.63)	—	(0.63)	25.09	4.22%	111,694	0.70%	2.83%	51%
Year ended April 30, 2011	(0.59)	—	(0.59)	24.74	17.61%	103,794	0.69%	2.62%	38%
Year ended April 30, 2010	(0.63)	—	(0.63)	21.61	39.53%	75,291	0.68%	3.23%	84%
Year ended April 30, 2009	(0.79)	—	(0.79)	16.00	(33.63)%	53,443	0.72%	4.20%	28%
Period ended April 30, 2008(c)	—	—	—	25.12	0.48%	75,656	0.81%	2.73%	—%

See notes to financial statements.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS — October 31, 2012 (Unaudited)

Note 1 — Organization:

The Steward Funds consist of five funds (individually a “Fund” and, collectively, the “Funds”) that are series of two separate companies: the Steward Funds, Inc. and the Capstone Series Fund, Inc. The Funds are organized as Maryland corporations. Each is registered under the Investment Company Act of 1940 (“1940 Act”) as a diversified open-end management investment company. Four of the Funds are series of Steward Funds, Inc. — Steward Large Cap Enhanced Index Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, and Steward Select Bond Fund. One Fund, Steward Small-Mid Cap Enhanced Index Fund, is a series of Capstone Series Fund, Inc.

Each Fund currently offers two Classes of shares (“Individual Class” and “Institutional Class”). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that Individual Class bears expenses under a Service and Distribution Plan and an Administrative Services Plan. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Class. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.

Note 2 — Investment Objectives:

Steward Large Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of October 31, 2012, stocks with market capitalizations between $1.43 billion and $556.56 billion are considered to be large capitalization stocks.

Steward Small-Mid Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of October 31, 2012, stocks with market capitalizations between $49.98 million and $13,238.60 million are considered to be small to medium capitalization stocks.

Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in American Depository Receipts (“ADRs”) representing securities of companies located or domiciled outside of the United States, with selective allocation between equity securities of developed market companies and emerging market companies.

Steward Select Bond Fund seeks to provide high current income with capital appreciation and growth of income. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of ADRs.

In pursuing their investment objectives, the Funds apply a comprehensive set of cultural value screens to all of their portfolio investments.

Note 3 — Significant Accounting Policies:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds.

Portfolio Valuation:  Fund investments are recorded at fair value. In determining fair value, the Funds use various validation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasurey obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Steward Select Bond Fund’s investments in mortgage bonds of religious organizations (“church bonds”) are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church bonds on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Capstone Asset Management Company’s (“CAMCO” or the “Adviser”) fair valuation process is reviewed and refined by the Adviser’s Internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Directors.

Fair value of the church bonds is generally determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. The Adviser obtains credit research and analysis from various industry sources, including an underwriter of church mortgage bonds. The market approach is sensitive to changes in the yield of new church bond issues and the discount rate applied to the matrix.

When the bond issue becomes delinquent on interest, principal, sinking fund payments or when significant principal or balloon payments are due within the next three years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted. Pursuant to fair value procedures adopted by the Fund’s Board of Directors, the Adviser will determine an adjustment to the matrix price. The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

—	the general conditions in the church bond market and the overall financial market
—	the transaction price of any recent sales or purchases of the security
—	the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
—	the estimated value of the underlying collateral
—	the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted church bonds. When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities. The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

—	any current independent appraisal values
—	any current listing price of the underlying property
—	index adjusted appraisal values based on published real estate sources
—	estimated costs associated with the disposition of the property (10.00% – 31.00%)
—	risk adjusted discount rate (4.80% – 6.50%)
—	estimated time to sell in years (1 – 3 years)
—	probability of foreclosure

Because of the inherent uncertainty of valuations determined both by utilizing the matrix formula and by the Adviser, those estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can vary significantly.

GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds' assumptions about inputs market participants would use in pricing the asset or liability based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1, and church bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Funds’ assets measured at fair value as of October 31, 2012:

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$168,315,418	$—	$—	$168,315,418
Money Market Fund	—	907,633	—	907,633
Total	168,315,418	907,633	—	169,223,051
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	98,852,621	—	—	98,852,621
Right*	—	90	—	90
Money Market Fund	—	1,079,778	—	1,079,778
Total	98,852,621	1,079,868	—	99,932,489
Steward International Enhanced Index Fund
Security Type
Common Stocks*	95,321,640	—	—	95,321,640
Money Market Fund	—	737,950	—	737,950
Total	95,321,640	737,950	—	96,059,590
Steward Select Bond Fund
Security Type
Corporate Bonds*	—	70,283,881	651,788	70,935,669
U.S. Government Agencies	—	6,767,952	—	6,767,952
U.S. Government Agency Mortgage-Backed Obligations	—	33,848,526	—	33,848,526
U.S. Treasury Obligations	20,570,354	—	—	20,570,354
Money Market Fund	—	3,573,309	—	3,573,309
Total	20,570,354	114,473,668	651,788	135,695,810
Steward Global Equity Income Fund
Security Type
Common Stocks*	127,083,739	—	—	127,083,739
Money Market Fund	—	1,505,639	—	1,505,639
Total	127,083,739	1,505,639	—	128,589,378
*	Please refer to the Schedule of Investments to view common stocks, right and corporate bonds segregated by industry type.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Investments in Corporate Bonds
Balance as of May 1, 2012	$931,144
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)*	(190,356)
Realized Gain / (Loss)	—
Net Purchase / (Sales) / (Maturities)	(89,000)
Transfers In / (Out) of Level 3	—
Balance as of October 31, 2012	$651,788
*	Change in unrealized appreciation/depreciation represents the amount for all Level 3 assets held as of October 31, 2012.

The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of October 31, 2012 from those used on April 30, 2012.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has determined that this will not have any impact on the Funds’ financial statements other than enhanced disclosures.

Securities Transactions and Investment Income:  Portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Adviser as part of the valuation process. (The treatment of such interest income may be different for federal income tax purposes) Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of all Funds are declared and paid quarterly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds.

Federal Income Taxes:  The Funds intend to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

As of and during the period ended October 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2008. For all open tax-years, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Allocation of Expenses:  Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method.

Foreign Securities:  Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.

New Accounting Pronouncement:  In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires disclosure of both gross and net information related to offsetting and related arrangements, enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact which ASU 2011-11 may have on the Funds’ financial statements.

Note 4 — Investment Advisory and Other Agreements:

CAMCO, a wholly-owned subsidiary of Capstone Financial Services, Inc. (“CFS”) serves as investment adviser to the Funds. During the year, each Fund’s Board of Directors approved a new advisory agreement with CAMCO which was submitted to the Fund’s shareholders for approval on November 18, 2011 and November 21, 2011 as a result of the change of control which occurred on January 12, 2012. CAMCO receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the investment advisory agreement, CAMCO has full discretion to manage the assets of the Funds in accordance with its investment objectives.

The advisory fees for the Steward Large Cap Enhanced Index Fund and the Steward Small-Mid cap Enhanced Index Fund are calculated at the annual rate of 0.15% on the first $500 million of the Fund’s average daily net assets. The rate then declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on average daily net assets in excess of $1 billion. The Steward Global Equity Income Fund and the Steward International Enhanced Index Fund each pay 0.30% on the first $500 million of the Fund’s average daily net assets. The rate then declines to 0.25% on the next $500 million of average daily net assets, and to 0.20% on average daily net assets in excess of $1 billion. The Steward Select Bond Fund pays 0.25% on the first $500 million of the Fund’s average daily net assets. The rate then declines to 0.20% on the next $500 million of average daily net assets, and to 0.175% on average daily net assets in excess of $1 billion.

Administration services are provided to the Funds by CFS Consulting Services, LLC (“CCS”), an affiliate of CAMCO and a wholly-owned subsidiary of CFS. Pursuant to the terms of the administration agreement with CCS, CCS will supervise the Funds’ daily business affairs, coordinate the activities of persons providing services to the Funds, and furnish office space and equipment to the Funds. As compensation for its services, CCS receives a monthly fee calculated at the annual rate of 0.075% on the first $500 million of the Funds’ aggregate average daily net assets. The rate declines to 0.03% of the Funds’ aggregate average daily net assets in excess of $500 million.

CCS also serves as a consultant to the Funds. CCS receives its fee monthly, based on the annual average aggregate daily net assets of the Funds as follows:

First	$200,000,000	0.100%
Next	$200,000,000	0.075%
Next	$200,000,000	0.060%
Next	$400,000,000	0.050%
Over	$1,000,000,000	0.040%

Compliance services are also provided by CCS under the terms of a compliance services agreement which provides for certain compliance services for the Funds and the Board, including the service of the Chief Compliance Officer (“CCO”) for the Funds. The Funds will pay CCS a monthly fee at the annual rate of 0.025% of average daily net assets for compliance services other than the compensation of the CCO. The CCO compensation aggregates to $72,000 ($6,000 per month) for all Funds in the Steward Funds group and is allocated monthly among the Funds in the group based on the relative net assets of the Funds for that month.

Capstone Asset Planning Company (“CAPCO”) serves as the Distributor of the Funds’ shares. CAPCO is an affiliate of CAMCO, and both are wholly-owned subsidiaries of CFS.

Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act whereby the Fund’s assets are used to compensate CAPCO for costs and expenses incurred in connection with the distribution and marketing of shares of each Fund and servicing of each Fund’s Individual Class shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses for prospective investors, advertising literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. Under the Plan, the Funds pay CAPCO an amount computed monthly at an annual rate of 0.25% of each Fund’s Individual Class average daily net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may allocate to securities dealers, (which may include CAPCO itself) and other financial institutions and organizations (collectively “Service Organizations”) amounts based on the particular Fund’s average net assets owned by stockholders for whom the Service Organizations have a servicing relationship.

The Administrative Services Plan provides that each Fund, out of assets attributable to its Individual Class shares, shall compensate CAPCO to cover the costs of payments to certain third-party shareholder service providers related to the administration of group accounts in which the Fund’s shareholders participate. The fee is charged to the Individual Class as a whole, up to 0.10% on the average daily net assets. The fee charged will be limited to the amount of fees paid to third-party shareholder service providers, which is calculated based on the value of shares held in such group accounts. The fee is in addition to fees payable for the Service and Distribution Plan.

Certain officers and directors of the Funds are also officers and/or directors of CAMCO, CAPCO and CCS.

Citi Fund Services Ohio, Inc. (“Citi Ohio”), serves as the Funds’ transfer agent and fund accountant. Under the terms of the Master Service Agreement, Citi Ohio will be paid for annual class fees and per account fees. In addition, Citi Ohio is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.07% on the first $500 million of the Funds’ average daily net assets. The rate then declines to 0.06% on the next $150 million of average daily net assets, and to 0.05% on the next $100 million of average daily assets, and to 0.04% on average daily net assets thereafter.

Note 5 — Securities Lending:

The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to Credit Suisse, New York Branch (“CSNYB”), against receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by CSNYB in securities guaranteed by the U.S. Government, time deposits, certificates of deposit, or money markets approved by the Adviser. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 70% to the Funds and 30% to CSNYB. As of and during the period ended October 31, 2012, there were no securities on loan for any of the Funds.

Note 6 — Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the period ended October 31, 2012 were as follows:

Fund	Purchases	Sales
Steward Large Cap Enhanced Index Fund	$10,164,507	$10,814,417
Steward Small-Mid Cap Enhanced Index Fund	3,316,494	5,301,997
Steward International Enhanced Index Fund	7,086,639	4,974,779
Steward Select Bond Fund	24,486,130	7,901,881
Steward Global Equity Income Fund	31,038,344	24,931,504

Purchases and sales of U.S. government securities for the period ended October 31, 2012, were as follows:

Fund	Purchases	Sales
Steward Select Bond Fund	$3	$17,670,899

Note 7 — Federal Income Tax Information:

As of October 31, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation\ (Depreciation)
Steward Large Cap Enhanced Index Fund	$147,120,585	$33,037,401	$(10,934,935)	$22,102,466
Steward Small-Mid Cap Enhanced Index Fund	86,131,891	23,141,882	(9,341,284)	13,800,598
Steward International Enhanced Index Fund	105,330,099	8,002,670	(17,273,179)	(9,270,509)
Steward Select Bond Fund	130,326,311	7,474,290	(2,104,791)	5,369,499
Steward Global Equity Income Fund	116,555,149	16,368,795	(4,334,566)	12,034,229

As of April 30, 2012, the following Funds had net capital loss carryforwards (“CLCFs”) to offset future capital gains, if any, to the extent provided by the Code:

Pre-effective CLCFs subject to expiration:

Fund	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
Steward Large Cap Enhanced Index Fund	$—	$—	$—	$—	$—
Steward Small-Mid Cap Enhanced Index Fund	—	—	—	—	—
Steward International Enhanced Index Fund	—	141,270	2,760,068	7,312,628	10,213,966
Steward Select Bond Fund	489,282	—	468,259	760,671	1,718,212
Steward Global Equity Income Fund	—	—	9,092,336	182,997	9,275,333

Fund	Short-Term Amount	Long-Term Amount	Total
Steward Large Cap Enhanced Index Fund	$—	$—	$—
Steward Small-Mid Cap Enhanced Index Fund	—	—	—
Steward International Enhanced Index Fund	—	795,504	795,504
Steward Select Bond Fund	—	—	—
Steward Global Equity Income Fund	—	—	—

During the year ended April 30, 2012, the Funds utilized CLCFs as follows:

Fund	Amount
Steward Large Cap Enhanced Index Fund	$6,290,391
Steward Small-Mid Cap Enhanced Index Fund	—
Steward International Enhanced Index Fund	—
Steward Select Bond Fund	846,784
Steward Global Equity Income Fund	6,409,480

Under current tax law, capital losses realized after October 31 of a Fund's fiscal period may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2013:

Fund	Post-October Loss
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enhanced Index Fund	—
Steward International Enhanced Index Fund	38,846
Steward Select Bond Fund	109,818
Steward Global Equity Income Fund	—

Note 8 — Contingencies and Commitments:

In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

Note 9 — Control Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of October 31, 2012, the following were record owners of the approximate amounts of each share class listed below. Record ownership is not necessarily the same as beneficial ownership.

Fund	Shareholder	Percent Owned
Steward Large Cap Enhanced Index Fund – Individual Class	National Financial Services Corp.	72%
Steward Large Cap Enhanced Index Fund – Institutional Class	National Financial Services Corp.	50%
Steward Large Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	43%
Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	58%
Steward Small-Mid Cap Enhanced Index Fund – Institutional Class	National Financial Services Corp.	39%
Steward International Enhanced Index Fund – Individual Class	National Financial Services Corp.	85%
Steward International Enhanced Index Fund – Institutional Class	Pershing LLC	49%
Steward International Enhanced Index Fund – Institutional Class	National Financial Services Corp.	39%
Steward Select Bond Fund – Individual Class	National Financial Services Corp.	79%
Steward Select Bond Fund – Institutional Class	National Financial Services Corp.	52%
Steward Select Bond Fund – Institutional Class	TD Ameritrade Trust Co.	46%
Steward Global Equity Income Fund – Individual Class	National Financial Services Corp.	77%
Steward Global Equity Income Fund – Institutional Class	National Financial Services Corp.	60%
Steward Global Equity Income Fund – Institutional Class	TD Ameritrade Trust Co.	39%

Note 10  — Legal Proceedings:

Lyondell Chemical Company

In October, 2011, CAMCO was named as a defendant in the Weisfelner, as Trustee of the LB Creditor Trust v. Morgan Stanley & Co. (“Creditor Trust Action”) case. The plaintiff seeks to recover the proceeds from the sale of the shares of Lyondell Chemical Company (“Lyondell”). On April 2, 2012, a joinder to the pending motion was filed to dismiss the Second Amended Complaint in the Creditor Trust Action on behalf of CAMCO. Steward Large Cap Enhanced Index Fund was a beneficial owner of Lyondell stock so it is possible the Fund may be identified as a defendant in this action. At this stage of the proceedings, neither CAMCO nor Steward Large Cap Enhanced Index Fund is able to make a reliable prediction as to the outcome of the lawsuit or the effect, if any, on the Fund’s net asset value. The lawsuit does not allege any wrongdoing on the part of the Steward Large Cap Enhanced Index Fund.

Tribune Company

Steward Funds, Inc. and CAMCO have been named as defendants and putative members of a proposed defendant class in the case entitled Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons (In re Tribune Co.), No. 12-2652 (S.D.N.Y.) (the “FitzSimons action”). In this action, the Official Committee of Unsecured Creditors of Tribune Company (“UCC”) is seeking to recover money paid in connection with a pre-bankruptcy distribution by Tribune Company (“Tribune”) to its shareholders pursuant to a 2007 leveraged buyout transaction (“LBO”). In a second action, a group of Tribune creditors, not including the UCC, filed multiple actions involving state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SCLFC actions”). Steward Funds, Inc. has been named as a defendant in one of these suits, entitled Deutsche Bank Trust Co. Americas v. Employees Retirement Fund of the City of Dallas, No. 11-9568 (S.D.N.Y.). The SLCFC actions have been consolidated together with the FitzSimons action in a multidistrict litigation proceeding captioned In re Tribune Co. Fraudulent Conveyance Litig., No. 11-2296 (S.D.N.Y.) (the “MDL proceeding”). Steward Multi-Manager Equity Fund (which terminated operations in early 2008) and Steward Large Cap Enhanced Index Fund were beneficial owners of Tribune stock. At this stage of the proceedings, CAMCO and Steward Large Cap Enhanced Index Fund are not able to make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value. None of these lawsuits alleges any wrongdoing on the part of CAMCO, Steward Multi-Manager Equity Fund, or Steward Large Cap Enhanced Index Fund.

Note 11 — Subsequent Events:

Management has evaluated events subsequent to October 31, 2012 and has concluded no such events require adjustment or disclosure as of October 31, 2012.

General Information (Unaudited)

Proxy Voting Policy and Voting Records

A description of the policies and procedures that the Steward Funds use to determine how to vote proxies and information regarding how each fund voted proxies during the most recent 12 month-period ended June 30, is available without charge, (i) by calling 1-800-262-6631, or (ii) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Steward Funds file a complete Schedule of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter. Forms N-Q are available without charge on the SEC’s website at http://www.sec.gov. The Steward Funds’ Forms N-Q may be reviewed, or, for a fee, may be copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

EXPENSE EXAMPLES (Unaudited)

As a shareholder of the Steward Funds, you may incur redemption fees for certain transactions and fees if your account is under $200, (small account fees). You will also incur ongoing costs, including management fees; [and/or service] 12b-1 fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 through October 31, 2012.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expenses Paid During Period* 5/1/12 – 10/31/12	Expense Ratio During Period 5/1/12 – 10/31/12
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,010.20	$4.61	0.91%
Institutional Class	1,000.00	1,012.00	2.84	0.56%
Steward Small-Mid Cap Enhanced Equity Index Fund
Individual Class	1,000.00	998.00	4.68	0.93%
Institutional Class	1,000.00	999.30	3.43	0.68%
Steward International Enhanced Index Fund
Individual Class	1,000.00	998.90	5.44	1.08%
Institutional Class	1,000.00	1,000.70	3.68	0.73%
Steward Select Bond Fund
Individual Class	1,000.00	1,022.20	5.20	1.02%
Institutional Class	1,000.00	1,024.10	3.47	0.68%
Steward Global Equity Income Fund
Individual Class	1,000.00	983.00	5.25	1.05%
Institutional Class	1,000.00	984.70	3.50	0.70%
*	Expenses are equal to the average account value times each Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes (Unaudited)

The table below provides information about hypothetical account values and hypothetical expenses based on each Steward Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include any redemption or small account fees, which Funds, in certain circumstances, may assess. The Funds do not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expenses Paid During Period* 5/1/12 – 10/31/12	Expense Ratio During Period 5/1/12 – 10/31/12
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,020.51	$4.69	0.92%
Institutional Class	1,000.00	1,022.27	2.91	0.57%
Steward Small-Mid Cap Enhanced Equity Index Fund
Individual Class	1,000.00	1,020.41	4.79	0.94%
Institutional Class	1,000.00	1,021.72	3.47	0.68%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,019.71	5.50	1.08%
Institutional Class	1,000.00	1,021.47	3.72	0.73%
Steward Select Bond Fund
Individual Class	1,000.00	1,020.01	5.19	1.02%
Institutional Class	1,000.00	1,021.72	3.47	0.68%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,019.86	5.35	1.05%
Institutional Class	1,000.00	1,021.62	3.57	0.70%
*	Expenses are equal to the average account value times each Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Visit us online at www.stewardmutualfunds.com

STEWARD FUNDS

Managing Wealth, Protecting Values

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Steward Large Cap Enhanced Index Fund

Steward Small-Mid Cap Enhanced Index Fund

Steward International Enhanced Index Fund

Steward Select Bond Fund

Steward Global Equity Income Fund

Distributed by: Capstone Asset Planning Company 3700 W. Sam Houston Parkway South, Suite 250 Houston, TX 77042 1-800-262-6631 info@capstonefinancial.com

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Registrants.

Not Applicable

Item 6. Investments.

(a)	The schedules of investments are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto

(a)(3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Steward Funds, Inc.

By (Signature and Title) /s/ Edward L. Jaroski

                                           Edward L. Jaroski, President

Date December 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Edward L. Jaroski

                                           Edward L. Jaroski, President

Date December 27, 2012

By (Signature and Title) /s/ Carla Homer

                                           Carla Homer, Treasurer

Date December 27, 2012